UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:	512-306-7400

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – April 30, 2009

ITEM 1.                             REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended April 30, 2009

(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

Table of Contents

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Dimensional Emerging Markets Value Fund Inc.

Disclosure of Fund Expenses	14

Disclosure of Portfolio Holdings	15

Summary Schedule of Portfolio Holdings	16

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Voting Proxies on Fund Portfolio Securities	31

Board Approval of Investment Advisory Agreement	32

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,211.50	0.90%	$4.93
Institutional Class Shares	$1,000.00	$1,211.50	0.61%	$3.34
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.33	0.90%	$4.51
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (146,538,610 Shares) at Value†	$4,643,809
Receivables:
Fund Shares Sold	9,724
Prepaid Expenses and Other Assets	112
Total Assets	4,653,645
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	8,084
Fund Shares Redeemed	1,640
Due to Advisor	1,451
Accrued Expenses and Other Liabilities	254
Total Liabilities	11,429
NET ASSETS	$4,642,216
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,098 and shares outstanding of 2,194,206	$1.87
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $4,638,118 and shares outstanding of 234,523,899	$19.78
NUMBER OF SHARES AUTHORIZED	500,000,000
Investment at Cost	$4,927,442
NET ASSETS CONSIST OF:
Paid-In Capital	$5,589,632
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(2,864)
Accumulated Net Realized Gain (Loss)	(660,919)
Net Unrealized Appreciation (Depreciation)	(283,633)
NET ASSETS	$4,642,216

See accompanying Notes to Financial Statements.
4

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$20,327
Expenses
Administrative Services Fees	7,418
Accounting & Transfer Agent Fees	46
Filing Fees	41
Shareholder Servicing Fees — Class R2 Shares	3
Shareholders' Reports	103
Directors'/Trustees' Fees & Expenses	22
Professional Fees	41
Other	32
Total Expenses	7,706
Net Investment Income (Loss)	12,621
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(446,720)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	1,221,013
Net Realized and Unrealized Gain (Loss)	774,293
Net Increase (Decrease) in Net Assets Resulting from Operations	$786,914

See accompanying Notes to Financial Statements.
5

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,621	$179,045	$119,722
Capital Gain Distributions Received from Affiliated Investment Company	—	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(446,720)	(172,002)	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	1,221,013	(5,226,480)	2,124,572
Net Increase (Decrease) in Net Assets Resulting from Operations	786,914	(4,616,214)	2,407,744
Distributions From:
Net Investment Income:
Class R2 Shares	(57)	(115)	—
Institutional Class Shares	(21,900)	(181,885)	(96,479)
Net Short-Term Gains:
Class R2 Shares	(76)	—	—
Institutional Class Shares	(36,974)	(13,134)	(8,058)
Net Long-Term Gains:
Class R2 Shares	(1,070)	—	—
Institutional Class Shares	(517,440)	(155,738)	(44,751)
Total Distributions	(577,517)	(350,872)	(149,288)
Capital Share Transactions:
Shares Issued	773,122	2,280,870	1,777,388
Shares Issued in Lieu of Cash Distributions	524,986	306,474	124,212
Shares Redeemed	(602,668)	(1,368,681)	(957,950)
Net Increase (Decrease) from Capital Share Transactions	695,440	1,218,663	943,650
Total Increase (Decrease) in Net Assets	904,837	(3,748,423)	3,202,106
Net Assets
Beginning of Period	3,737,379	7,485,802	4,283,696
End of Period	$4,642,216	$3,737,379	$7,485,802
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(2,864)	$6,472	$22,447

See accompanying Notes to Financial Statements.
6

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	Six Months Ended April 30, 2009		Period Jan. 29, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$4.56		$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)	0.21	(A)
Net Gains (Losses) (Realized and Unrealized)	0.31		(4.93)
Total from Investment Operations	0.31		(4.72)
Less Distributions
Net Investment Income	(0.09)		(0.72)
Net Realized Gains	(2.91)		—
Total Distributions	(3.00)		(0.72)
Net Asset Value, End of Period	$1.87		$4.56
Total Return	21.15	%(C)	(50.51	)%(C)
Net Assets, End of Period (thousands)	$4,098		$1,799
Ratio of Expenses to Average Net Assets (D)	0.90	%(B)	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.33	%(B)	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	3.38	(25.48)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	3.44	(24.50)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.11)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(3.02)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$19.78	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	21.15	%(C)	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$4,638,118	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.60	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	0.69	%(B)	2.82	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At April 30, 2009, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2009, Class R1 has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

9

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$4,643,809	—	—	$4,643,809

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $96 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six

10

months before the date of such recovery. The Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended April 30, 2009, the total related amounts paid by the Group to the CCO were $94 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$53,750	$(13,020)	$(40,730)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051
2008	210,872	193,750	404,622

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$15,738	$38,012	$53,750

11

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$43,583	$518,428	$562,011

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2008, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,599,270	—	$(955,461)	$(955,461)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$1,865	1,269	$2,856	408	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1,204	779	115	14	N/A	N/A
Shares Redeemed	(417)	(249)	(175)	(28)	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$2,652	1,799	$2,796	394	N/A	N/A
Institutional Class Shares
Shares Issued	$771,257	46,045	$2,278,014	60,725	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	523,782	32,186	306,359	7,710	124,212	3,560
Shares Redeemed	(602,251)	(36,616)	(1,368,506)	(38,791)	(957,950)	(23,900)
Net Increase (Decrease)— Institutional Class Shares	$692,788	41,615	$1,215,867	29,644	$943,650	26,220

*  Class R2 Shares commenced operations on January 29, 2008.

12

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2009.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

J.  Other:

At April 30, 2009, three shareholders held approximately 90% of the outstanding shares of Class R2 Shares and two shareholders held 24% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,214.40	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
10.6%	6.3%	8.2%	26.3%	1.3%	12.4%	7.3%	22.7%	2.9%	1.9%	0.1%	100.0%

15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$8,532,374	0.2%
BRAZIL — (8.0%)
COMMON STOCKS — (2.9%)
* BM&F Bovespa SA	7,418,300	30,500,788	0.6%
Other Securities		135,494,586	2.7%
TOTAL COMMON STOCKS		165,995,374	3.3%
PREFERRED STOCKS — (5.1%)
# Gerdau SA Sponsored ADR	3,694,358	26,229,942	0.5%
Investimentos Itau SA	6,589,068	28,175,005	0.6%
Metalurgica Gerdau SA	4,022,600	38,187,089	0.8%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	52,605,197	1.0%
Other Securities		139,998,173	2.8%
TOTAL PREFERRED STOCKS		285,195,406	5.7%
TOTAL — BRAZIL		451,190,780	9.0%
CHILE — (2.5%)
COMMON STOCKS — (2.5%)
Empresas CMPC SA	1,083,372	24,190,808	0.5%
Enersis SA Sponsored ADR	2,890,837	43,333,647	0.9%
Other Securities		70,381,225	1.4%
TOTAL COMMON STOCKS		137,905,680	2.8%
PREFERRED STOCKS — (0.0%)
Other Securities		1,461,369	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		602	0.0%
TOTAL — CHILE		139,367,651	2.8%
CHINA — (11.0%)
COMMON STOCKS — (11.0%)
# Bank of China, Ltd.	88,608,000	32,853,674	0.7%
# Beijing Enterprises Holdings, Ltd.	5,634,000	24,586,242	0.5%
# China Unicom Hong Kong, Ltd. ADR	3,960,892	45,827,520	0.9%
CNPC Hong Kong, Ltd.	41,130,000	20,302,117	0.4%
Denway Motors, Ltd.	57,620,000	23,946,671	0.5%
Dongfeng Motor Corp.	36,624,000	27,300,249	0.6%
Shanghai Industrial Holdings, Ltd.	7,807,000	26,450,276	0.5%
Other Securities		421,941,095	8.3%
TOTAL COMMON STOCKS		623,207,844	12.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,550	0.0%
TOTAL — CHINA		623,239,394	12.4%
CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		23,734,825	0.5%

16

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
# MOL Hungarian Oil & Gas NYRT	900,693	$42,912,990	0.9%
*# OTP Bank NYRT	2,347,218	30,231,580	0.6%
Other Securities		11,035,844	0.2%
TOTAL — HUNGARY		84,180,414	1.7%
INDIA — (10.0%)
COMMON STOCKS — (10.0%)
# ICICI Bank, Ltd. Sponsored ADR	2,566,680	52,950,608	1.1%
Reliance Communications, Ltd.	4,454,118	19,353,325	0.4%
Reliance Industries, Ltd.	4,888,665	177,718,181	3.6%
Other Securities		312,609,591	6.1%
TOTAL COMMON STOCKS		562,631,705	11.2%
PREFERRED STOCKS — (0.0%)
Other Securities		1,412,603	0.0%
TOTAL — INDIA		564,044,308	11.2%
INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Semen Gresik Tbk	52,474,410	20,114,498	0.4%
Other Securities		100,149,287	2.0%
TOTAL — INDONESIA		120,263,785	2.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
* Bank Hapoalim B.M.	13,638,154	31,063,362	0.6%
Bank Leumi Le-Israel B.M.	12,542,791	31,351,542	0.6%
Other Securities		78,886,773	1.6%
TOTAL — ISRAEL		141,301,677	2.8%
MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
AMMB Holdings Berhad	21,831,262	19,160,404	0.4%
PPB Group Berhad	6,759,566	20,077,278	0.4%
Other Securities		195,014,554	3.9%
TOTAL COMMON STOCKS		234,252,236	4.7%
PREFERRED STOCKS — (0.0%)
Other Securities		139,318	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		193,462	0.0%
TOTAL — MALAYSIA		234,585,016	4.7%
MEXICO — (5.9%)
COMMON STOCKS — (5.9%)
# Cemex S.A.B. de C.V. Sponsored ADR	9,036,518	67,593,155	1.4%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	39,958,376	0.8%
# Grupo Carso S.A.B. de C.V. Series A-1	10,678,493	27,674,669	0.6%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,374,133	22,442,628	0.5%
Grupo Mexico S.A.B. de C.V. Series B	26,577,260	20,598,050	0.4%
*# Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	25,856,630	0.5%
Other Securities		129,972,491	2.4%
TOTAL — MEXICO		334,095,999	6.6%

17

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$29,510,570	0.6%
POLAND — (2.3%)
COMMON STOCKS — (2.3%)
KGHM Polska Miedz SA	1,331,285	23,328,849	0.5%
Polski Koncern Naftowy Orlen SA	5,310,008	41,757,460	0.8%
Other Securities		62,890,100	1.2%
TOTAL — POLAND		127,976,409	2.5%
SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
# ABSA Group, Ltd.	2,423,130	27,945,344	0.6%
ArcelorMittal South Africa, Ltd.	2,008,265	18,717,342	0.4%
# Gold Fields, Ltd. Sponsored ADR	5,386,450	56,019,080	1.1%
* Harmony Gold Mining Co., Ltd.	2,941,322	27,381,990	0.6%
# Nedbank Group, Ltd.	2,710,554	27,645,668	0.6%
Sanlam, Ltd.	28,877,831	53,897,343	1.1%
Sasol, Ltd. Sponsored ADR	708,659	21,337,722	0.4%
Other Securities		351,931,611	6.8%
TOTAL — SOUTH AFRICA		584,876,100	11.6%
SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
# Hyundai Motor Co., Ltd.	764,050	40,826,973	0.8%
*# KB Financial Group, Inc. ADR	1,203,424	38,365,157	0.8%
LG Chemical, Ltd.	175,904	19,421,995	0.4%
# POSCO ADR	1,047,985	80,663,405	1.6%
# Samsung Corp.	569,540	19,640,501	0.4%
SK Energy Co., Ltd.	230,735	18,089,202	0.4%
Other Securities		409,430,872	8.1%
TOTAL COMMON STOCKS		626,438,105	12.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,258	0.0%
TOTAL — SOUTH KOREA		626,450,363	12.5%
TAIWAN — (11.9%)
COMMON STOCKS — (11.9%)
# AU Optronics Corp. Sponsored ADR	3,869,083	41,979,551	0.9%
China Development Financial Holding Corp.	80,236,032	20,461,182	0.4%
Fubon Financial Holding Co., Ltd.	30,440,000	23,594,633	0.5%
Mega Financial Holding Co., Ltd.	69,737,000	28,188,790	0.6%
United Microelectronics Corp.	106,490,069	40,221,565	0.8%
Other Securities		519,300,315	10.2%
TOTAL — TAIWAN		673,746,036	13.4%
THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		107,413,385	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22,514	0.0%
TOTAL — THAILAND		107,435,899	2.1%
TURKEY — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		118,653,432	2.4%

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

		Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$136,510	0.0%
TOTAL — TURKEY		118,789,942	2.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $15,665,000 FHLMC 5.50%, 06/01/38, valued at $15,573,452) to be repurchased at $15,339,081	$15,339	15,339,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	654,780,649	654,780,649	13.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $387,586) to be repurchased at $379,988	$380	379,986	0.0%
TOTAL SECURITIES LENDING COLLATERAL		655,160,635	13.1%
TOTAL INVESTMENTS — (100.0%) (Cost $6,206,263,533)		$5,663,821,177	112.8%

See accompanying Notes to Financial Statements.
19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $605,039 of securities on loan)	$4,993,321
Temporary Cash Investments at Value & Cost	15,339
Collateral Received from Securities on Loan at Value & Cost	655,161
Foreign Currencies at Value	6,887
Cash	2,864
Receivables:
Investment Securities Sold	8,591
Dividends and Interest	11,737
Fund Shares Sold	8,084
Securities Lending Income	984
Prepaid Expenses and Other Assets	5
Total Assets	5,702,973
LIABILITIES:
Payables:
Upon Return of Securities Loaned	655,161
Investment Securities Purchased	24,267
Due to Advisor	393
Deferred Thailand Capital Gains Tax	3,077
Accrued Expenses and Other Liabilities	586
Total Liabilities	683,484
NET ASSETS	$5,019,489
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	158,400,649
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.69
Investments at Cost	$5,535,764
Foreign Currencies at Cost	$6,353
NET ASSETS CONSIST OF:
Paid-In Capital	$5,780,084
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	24,116
Accumulated Net Realized Gain (Loss)	(239,135)
Deferred Thailand Capital Gains Tax	(3,077)
Net Unrealized Foreign Exchange Gain (Loss)	(590)
Net Unrealized Appreciation (Depreciation)	(541,909)
NET ASSETS	$5,019,489
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
20

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,810)	$42,690
Interest	280
Income from Securities Lending	6,103
Total Investment Income	49,073
Expenses
Investment Advisory Services Fees	2,009
Accounting & Transfer Agent Fees	230
Custodian Fees	1,283
Shareholders' Reports	29
Directors'/Trustees' Fees & Expenses	24
Professional Fees	135
Other	100
Total Expenses	3,810
Net Investment Income (Loss)	45,263
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(84,726)
Futures	(3,835)
Foreign Currency Transactions	(1,828)
In-Kind Redemptions	18,097 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	886,603
Futures	(30)
Translation of Foreign Currency Denominated Amounts	(338)
Deferred Thailand Capital Gains Tax	(845)
Net Realized and Unrealized Gain (Loss)	813,098
Net Increase (Decrease) in Net Assets Resulting from Operations	$858,361

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
21

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,263	$220,293	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	(84,726)	(165,343)	659,828
Futures	(3,835)	—	—
Foreign Currency Transactions	(1,828)	(3,212)	(2,063)
In-Kind Redemptions	18,097 *	18,537	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	886,603	(5,059,018)	1,892,737
Futures	(30)	30	—
Translation of Foreign Currency Denominated Amounts	(338)	(330)	(230)
Deferred Thailand Capital Gains Tax	(845)	9,750	(3,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	858,361	(4,979,293)	2,713,764
Distributions From:
Net Investment Income	(22,017)	(222,572)	(160,170)
Net Short-Term Gains	—	(12,627)	(7,987)
Net Long-Term Gains	—	(644,382)	(183,896)
Total Distributions	(22,017)	(879,581)	(352,053)
Capital Share Transactions (1):
Shares Issued	622,176	1,427,915	1,088,699
Shares Issued in Lieu of Cash Distributions	21,654	835,164	338,352
Shares Redeemed	(509,089)*	(544,511)	(437,964)
Net Increase (Decrease) from Capital Share Transactions	134,741	1,718,568	989,087
Total Increase (Decrease) in Net Assets	971,085	(4,140,306)	3,350,798
Net Assets
Beginning of Period	4,048,404	8,188,710	4,837,912
End of Period	$5,019,489	$4,048,404	$8,188,710
(1) Shares Issued and Redeemed:
Shares Issued	23,482	26,681	20,030
Shares Issued in Lieu of Cash Distributions	895	15,562	6,805
Shares Redeemed	(20,222)	(11,443)	(7,211)
	4,155	30,800	19,624
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$24,116	$870	$6,305

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	0.29	(A)	1.52	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	5.29	(34.97)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	5.58	(33.45)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(0.14)	(1.53)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	—	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(0.14)	(6.63)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$31.69	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	21.44	%(C)	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$5,019,489	$4,048,404	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.19	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	7	%(C)	14	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.

24

When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,493,355	$4,170,466	—	$5,663,821

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $104 (in thousands).

25

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2009, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $6 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$528,767
Sales	273,020

There were no purchases or sales of long-term U.S. government securities.

26

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$18,537	$(3,156)	$(15,381)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053
2008	235,208	644,373	879,581

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$2,674	—	$2,674

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Fund had $166,848 of capital loss carryforwards available to offset future realized capital gains expiring in 2016.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,694 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

27

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,237,728	$967,804	$(1,541,711)	$(573,907)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Fund entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Fund deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements.

At April 30, 2009, the Fund had no outstanding futures contracts.

28

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.97%	$14,267	4	$2	$16,470

There were no outstanding borrowing by the Fund under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

29

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Fund's prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind redemption). For financial reporting purposes, the Fund recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended April 30, 2009, the Fund realized $18,097 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

30

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group for most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability

32

of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA043009-005S

ITEM 2.                             CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.                             INVESTMENTS.

(a)           The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
NVDR	Non-Voting Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2009.
§	Affiliated Fund.
–	Amounts designated as - are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
*	Alpargatas S.A.I.C.	6,363	$2,586
	Banco Macro SA	1,418,637	1,572,399
*	Banco Suquia SA	327,868	42,830
*	BBVA Banco Frances SA	130,508	130,877
*	Capex SA Series A	394,725	175,003
*	Celulosa Argentina SA Series B	14,412	3,271
*	Central Puerto SA Series B	125,000	125,353
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	373,696
*	Dycasa SA Series B	55,000	43,399
*	Endesa Costanera SA Series B	261,000	176,329
*	IRSA Inversiones y Representaciones SA	1,186,421	460,255
*	Juan Minetti SA	769,693	163,514
	Ledesma S.A.A.I.	885,405	682,287
*	MetroGas SA Series B	176,000	23,223
	Petrobras Energia Participacio	1,472,366	932,544
*	Polledo SA Industria Constructora y FinancierA	50,000	3,233
	Siderar S.A.I.C. Series A	494,314	1,095,782
*	Solvay Indupa S.A.I.C.	1,229,322	629,375
	Tenaris SA	140,000	1,754,946
	Transportadora de Gas del Sur SA Series B	364,679	141,472

TOTAL — ARGENTINA			8,532,374

BRAZIL — (8.0%)
COMMON STOCKS — (2.9%)
*	Acucar Guarani SA	100,000	116,494
	Banco ABC Brasil SA	223,300	714,087
	Banco Alfa de Investimento SA	98,700	360,721
	Banco Bradesco SA	31,500	323,785
	Banco Daycoval SA	244,200	697,252
*	Banco Industrial e Comercial SA	490,200	1,298,869
*	Banco Panamericano SA	258,900	438,804
	Banco Pine SA	211,700	606,391
	Banco Sofisa SA	715,300	1,307,111
	Bematech SA	391,800	1,047,091
*	BM&F Bovespa SA	7,418,300	30,500,788
*	BR Malls Participacoes SA	449,200	3,324,443
*	Brascan Residential Properties SA	1,931,400	3,308,778
	Brasil Brokers Participacoes SA	49,200	59,788
	Camargo Correa Desenvolvimento Imobiliario SA	64,400	97,676
	Companhia Siderurgica Nacional SA	626,700	11,566,587

#	Companhia Vale do Rio Doce ADR	290,000	4,787,900
*	Cosan SA Industria e Comercio	912,300	5,559,781
	Cremer SA	160,200	695,265
	Empresa Brasileira de Aeronautica SA ADR	275,593	4,470,118
	Eternit SA	630,320	2,015,688
	Even Construtora e Incorporadora SA	327,100	526,002
	EZ Tec Empreendimentos e Participacoes SA	55,000	84,424
	Financeira Alfa SA	36,400	51,384
*	Gafisa SA	1,549,100	13,559,358
* #	Gafisa SA ADR	168,277	2,912,875
	Gerdau SA	1,270,600	7,139,670
*	Globex Utilidades SA	45,131	164,941
#	Gol Linhas Aereas Inteligentes SA Sponsored ADR	75,729	263,537
	Grendene SA	181,100	1,225,287
	Guararapes Confeccoes SA	10,800	95,470
*	IdeiasNet SA	1,004,700	1,225,496
	Iguatemi Empresa de Shopping Centers SA	290,800	2,194,667
	Industrias Romi SA	443,100	1,481,757
	Itau Unibanco Banco Multiplio SA ADR	735,328	10,096,053
	JBS SA	3,909,700	11,038,144
	JHSF Participacoes SA	380,200	307,432
*	Log-in Logistica Intermodal SA	159,300	534,893
	M Dias Branco SA	167,100	1,725,238
*	Magnesita Refratarios SA	703,918	2,257,477
	Marisa SA	80,400	179,977
*	Medial Saude SA	482,900	1,511,165
	MPX Energia SA	14,600	1,627,447
*	Multiplan Empreendimentos Imobiliarios SA	89,600	697,087
	Obrascon Huarte Lain Brasil SA	217,000	1,388,871
	Parana Banco SA	60,700	143,365
*	Paranapanema SA	109,900	173,213
	PDG Realty SA Empreendimentos e Participacoes	651,200	6,205,730
*	Perdigao SA	7,171	105,651
*	Plascar Participacoes Industriais SA	98,900	105,273
	Porto Seguro SA	327,900	1,975,834
	Positivo Informatica SA	248,500	1,021,723
	Rodobens Negocios Imobiliarios SA	44,300	293,046
*	Rossi Residencial SA	1,671,400	5,887,066
*	Sao Carlos Empreendimentos e Participacoes SA	69,000	453,916
*	Sao Martinho SA	298,900	1,843,418
	Sul America SA	81,000	813,719
	Totvs SA	6,029	163,054
	Universo Online SA	479,100	1,444,556
	Usinas Siderurgicas de Minas Gerais SA	710,500	9,779,741
TOTAL COMMON STOCKS			165,995,374

PREFERRED STOCKS — (5.1%)
#	Aracruz Celulose SA Sponsored ADR	643,665	7,685,360
	Banco Alfa de Investimento SA	61,726	201,058
	Banco Bradesco SA Sponsored ADR	348,766	4,282,846
*	Braskem SA Preferred A	1,479,200	4,243,759

* #	Braskem SA Preferred A Sponsored ADR	306,860	1,739,896
	Centrais Electricas de Santa Catarina SA	201,600	2,895,591
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,739,730
*	Companhia de Tecidos Norte de Minas	707,350	1,308,741
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,856,852	5,024,729
	Contax Participacoes SA	3,000	59,892
	Duratex SA	1,067,700	8,296,936
	Forjas Taurus SA	659,791	1,579,435
	Gerdau SA	2,445,084	17,559,433
#	Gerdau SA Sponsored ADR	3,694,358	26,229,942
	Gol Linhas Aereas Inteligentes SA	694,900	2,396,809
*	Inepar Industria e Construcoes SA	7,896	58,473
	Investimentos Itau SA	6,589,068	28,175,005
	Itau Unibanco Banco Multiplo SA	864,297	12,003,302
	Klabin SA	4,684,604	6,762,762
	Mahle-Metal Leve SA Industria e Comercio	4,000	34,482
	Marcopolo SA	1,835,200	4,082,973
	Metalurgica Gerdau SA	4,022,600	38,187,089
	Randon e Participacoes SA	616,500	2,255,951
	Sadia SA	987,982	1,900,182
#	Sadia SA ADR	536,304	3,056,933
	Sao Paulo Alpargatas SA	43,700	1,437,401
	Saraiva SA Livreiros Editores	21,000	190,913
*	Suzano Papel e Celullose SA	1,964,839	12,467,902
	Telemar Norte Leste SA	549,500	13,806,848
	Ultrapar Participacoes SA	170,741	4,771,341
	Ultrapar Participacoes SA Sponsored ADR	162,709	4,533,073
	Uniao de Industrias Petroquimicas SA Series B	7,370,473	2,424,332
	Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	52,605,197
*	Votorantim Celulose e Papel SA	262,275	2,276,537
* #	Votorantim Celulose e Papel SA Sponsored ADR	665,607	5,817,405
	Whirlpool SA	72,600	103,148
TOTAL PREFERRED STOCKS			285,195,406

TOTAL — BRAZIL			451,190,780

CHILE — (2.5%)
COMMON STOCKS — (2.5%)
	Banco de Credito e Inversiones SA Series A	105,821	2,255,574
	CAP SA	199,310	3,227,332
	Cementos Bio-Bio SA	665,307	932,059
	Cintac SA	153,487	43,533
	Compania Cervecerias Unidas SA	143,000	848,045
	Compania de Consumidores de Gas Santiago SA	131,746	498,223
	Compania General de Electricidad SA	110,357	572,889
*	Compania SudAmericana de Vapores SA	6,979,335	4,198,998
	Componia Tecno Industrial SA	4,900,000	117,920
	CorpBanca SA	1,066,925,456	4,860,082
	Cristalerias de Chile SA	264,624	2,365,354
	Embotelladora Andina SA Series A ADR	48,768	628,132
	Embotelladora Andina SA Series B ADR	7,357	113,298

	Empresa Nacional de Electricidad SA	2,694,503	3,441,368
	Empresa Nacional de Telecomunicaciones SA	116,880	1,376,241
	Empresas CMPC SA	1,083,372	24,190,808
	Empresas Copec SA	1,107,613	11,080,890
	Empresas Iansa SA	22,719,833	886,532
	Enersis SA	31,903,095	9,541,589
	Enersis SA Sponsored ADR	2,890,837	43,333,647
	Industrias Forestales SA	3,436,382	620,232
	Inversiones Frimetal SA	4,900,000	18,909
	Madeco SA	43,800,292	2,108,136
	Masisa SA	21,291,220	2,232,513
	Minera Valparaiso SA	7,500	181,792
*	Parque Arauco SA	2,474,668	1,658,995
	Sociedad Quimica y Minera de Chile SA Series B	481,533	15,254,270
	Soquimic Comercial SA	198,000	78,962
	Vina Concha Y Toro SA	272,412	451,874
#	Vina Concha Y Toro SA Sponsored ADR	7,386	244,107
	Vina San Pedro Tarapaca SA	79,756,271	467,501
	Watt’s SA	163,489	75,875
TOTAL COMMON STOCKS			137,905,680

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	42,776	1,461,369

RIGHTS/WARRANTS — (0.0%)
*	Vina Concha Y Toro SA Rights 05/15/09	10,606	602

TOTAL — CHILE			139,367,651

CHINA — (11.0%)
COMMON STOCKS — (11.0%)
#	Agile Property Holdings, Ltd.	9,060,000	6,760,579
* #	Air China, Ltd.	1,830,000	855,323
	Aluminum Corp. of China, Ltd.	28,000	21,408
#	Aluminum Corp. of China, Ltd. ADR	289,495	5,566,989
	AMVIG Holdings, Ltd.	3,391,100	2,132,161
#	Angang Steel Co., Ltd.	6,293,640	7,483,479
*	Anhui Conch Cement Co., Ltd.	292,000	1,935,502
* #	AviChina Industry and Technology Co., Ltd.	15,580,000	3,135,166
#	Bank of China, Ltd.	88,608,000	32,853,674
#	Bank of Communications Co., Ltd.	4,991,000	4,020,436
	Baoye Group Co., Ltd.	1,020,000	366,261
#	Beijing Capital International Airport Co., Ltd.	9,406,000	5,939,992
	Beijing Capital Land, Ltd.	4,982,000	1,003,568
#	Beijing Enterprises Holdings, Ltd.	5,634,000	24,586,242
	Beijing North Star Co., Ltd.	3,836,000	830,035
	Bosideng International Holdings, Ltd.	11,916,000	962,750
* #	Brilliance China Automotive Holdings, Ltd.	9,278,000	687,979
* #	Byd Co., Ltd.	1,424,300	3,714,340
* #	Catic Shenzhen Holdings, Ltd.	2,458,000	610,655

#	Chaoda Modern Agriculture (Holdings), Ltd.	30,747,412	17,575,504
*	China Aerospace International Holdings, Ltd.	8,068,000	479,469
*	China Agri-Industries Holdings, Ltd.	7,278,000	3,727,629
*	China Aoyuan Property Group, Ltd.	4,601,000	593,633
*	China Citic Bank	545,000	247,483
	China Construction Bank Corp.	19,134,000	11,070,849
#	China COSCO Holdings Co., Ltd.	2,040,000	1,652,134
#	China Everbright, Ltd.	7,489,600	14,493,568
#	China Foods, Ltd.	14,641,200	7,041,235
*	China Grand Forestry Green Resources Group, Ltd.	21,988,000	857,299
#	China Green (Holdings), Ltd.	4,083,800	3,277,652
*	China Haidian Holdings, Ltd.	11,853,000	836,281
	China Insurance International Holdings Co., Ltd.	586,000	976,647
	China Life Insurance Co., Ltd.	9,000	31,781
#	China Life Insurance Co., Ltd. ADR	328,322	17,384,650
	China Mengniu Dairy Co., Ltd.	596,000	1,064,652
#	China Merchants Holdings (International) Co., Ltd.	2,157,561	5,053,185
* #	China Mining Resources Group, Ltd.	17,992,000	548,739
	China Mobile, Ltd.	4,500	39,032
	China National Building Material Co., Ltd.	512,000	1,072,798
	China Nickel Resources Holding Co., Ltd.	1,350,000	172,786
#	China Oilfield Services, Ltd.	1,002,000	816,446
	China Petroleum and Chemical Corp. (Sinopec)	46,000	35,753
#	China Petroleum and Chemical Corp. (Sinopec) ADR	128,920	10,004,192
	China Pharmaceutical Group, Ltd.	12,982,000	6,479,038
*	China Properties Group, Ltd.	2,943,000	498,626
	China Rare Earth Holdings, Ltd.	14,431,000	1,869,737
	China Resources Enterprise, Ltd.	5,692,000	10,024,222
*	China Resources Gas Group, Ltd.	264,200	150,596
*	China Shenhua Energy Co., Ltd.	2,511,000	6,990,336
	China Shineway Pharmaceutical Group, Ltd.	141,000	85,856
#	China Shipping Container Lines Co., Ltd.	32,770,700	7,883,660
	China Shipping Development Co., Ltd.	894,000	1,018,203
* #	China Southern Airlines Co., Ltd. ADR	23,250	271,560
#	China State Construction International Holdings, Ltd.	3,410,000	827,073
#	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,737,918
	China Unicom Hong Kong, Ltd.	2,354,000	2,749,540
#	China Unicom Hong Kong, Ltd. ADR	3,960,892	45,827,520
	Chongqing Iron and Steel Co., Ltd.	1,880,000	553,621
#	Citic Pacific, Ltd.	3,940,000	5,742,558
* #	CITIC Resources Holdings, Ltd.	13,006,000	1,805,567
	CNPC Hong Kong, Ltd.	41,130,000	20,302,117
#	Comba Telecom Systems Holdings, Ltd.	5,621,600	2,406,147
	COSCO International Holdings, Ltd.	2,328,000	710,104
#	COSCO Pacific, Ltd.	16,910,000	15,961,143
* #	Country Garden Holdings Co.	1,674,000	546,014
*	Dachan Food Asia, Ltd.	570,000	98,585
#	Dalian Port (PDA) Co., Ltd.	13,298,000	4,624,942
	Denway Motors, Ltd.	57,620,000	23,946,671
	Digital China Holdings, Ltd.	1,170,000	638,614
*	Dongfang Electric Co., Ltd.	94,000	245,196
	Dongfeng Motor Corp.	36,624,000	27,300,249

#	Dynasty Fine Wines Group, Ltd.	9,454,600	1,638,584
* #	Fosun International	8,032,000	2,821,514
#	FU JI Food & Catering Services	1,275,000	673,527
#	Geely Automobile Holdings, Ltd.	41,676,900	5,590,971
	Global Bio-Chem Technology Group Co., Ltd.	24,527,400	3,266,940
#	Golden Eagle Retail Group, Ltd.	3,066,000	2,474,919
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	567,656
*	Great Wall Motor Co., Ltd.	3,555,000	1,883,006
*	Greentown China Holdings, Ltd.	2,916,000	1,605,526
	Guangshen Railway Co., Ltd. Sponsored ADR	420,517	9,398,555
	Guangzhou Investment Co., Ltd.	15,630,000	2,536,273
*	Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,545,652
#	Guangzhou R&F Properties Co., Ltd.	1,939,200	3,113,227
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	1,043,297
#	Harbin Power Equipment Co., Ltd.	6,500,000	4,862,501
#	Hengan International Group Co., Ltd.	369,000	1,538,884
* #	Hidili Industry International Development, Ltd.	4,722,000	1,886,759
	HKC (Holdings), Ltd.	13,658,000	993,684
#	Hopson Development Holdings, Ltd.	1,568,000	1,198,726
#	Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	957,762
* #	Intime Department Store Group Co., Ltd.	2,341,000	837,199
#	Jiangxi Copper Co., Ltd.	841,000	981,183
*	Ju Teng International Holdings, Ltd.	2,216,000	965,534
* #	KWG Property Holding, Ltd.	3,972,000	1,519,680
#	Lenovo Group, Ltd.	12,376,000	3,257,662
#	Li Ning Co., Ltd.	2,389,000	4,888,996
	Lianhua Supermarket Holdings Co., Ltd.	1,533,000	1,817,075
	Lingbao Gold Co., Ltd.	1,042,000	366,993
#	Lonking Holdings, Ltd.	1,505,000	1,133,920
#	Maanshan Iron and Steel Co., Ltd.	23,244,000	9,369,146
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	354,343
	Minmetals Resources, Ltd.	2,840,000	480,357
* #	Minth Group, Ltd.	1,362,000	838,565
*	Nan Hai Corp., Ltd.	4,700,000	40,384
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
#	Nine Dragons Paper Holdings, Ltd.	15,950,000	7,198,951
	PetroChina Co., Ltd. ADR	32,000	2,781,120
* #	PICC Property and Casualty Co., Ltd.	5,992,000	3,382,196
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	6,657,943
#	Poly Hong Kong Investment, Ltd.	6,160,000	1,983,778
#	Qin Jia Yuan Media Services Co., Ltd.	1,935,000	363,610
	Qingling Motors Co., Ltd.	12,306,000	1,828,967
	Qunxing Paper Holdings Co., Ltd.	380,000	131,718
* #	Semiconductor Manufacturing International Corp.	41,468,000	1,569,458
*	Semiconductor Manufacturing International Corp. ADR	892,564	1,749,425
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	165,158
#	Shanghai Electric Group Co., Ltd.	28,750,000	10,213,223
* #	Shanghai Forte Land Co., Ltd.	4,814,000	920,566
	Shanghai Industrial Holdings, Ltd.	7,807,000	26,450,276
	Shanghai Prime Machinery Co., Ltd.	2,520,000	422,201
	Shenzhen International Holdings, Ltd.	36,472,500	1,819,810
	Shenzhen Investment, Ltd.	7,736,000	2,260,245

	Shenzhou International Group	2,012,000	666,999
#	Shimao Property Holdings, Ltd.	13,844,500	15,393,027
	Shougang Concord International Enterprises Co., Ltd.	10,004,000	1,109,352
	Shui On Land, Ltd.	10,203,000	4,373,381
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	515,924
* #	Sino Union Petroleum & Chemical International, Ltd.	6,320,000	581,569
#	Sinofert Holdings, Ltd.	1,390,000	641,076
	Sinolink Worldwide Holdings, Ltd.	6,158,000	511,513
*	Sino-Ocean Land Holdings, Ltd.	14,822,000	10,948,737
	Sinopec Kantons Holdings, Ltd.	9,174,300	1,531,417
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	6,633,896
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	23,568,000	4,124,653
	Sinotrans, Ltd.	26,720,000	4,918,603
	Skyworth Digital Holdings, Ltd.	4,444,000	450,141
	SRE Group, Ltd.	9,996,000	830,940
*	TCL Multimedia Technology Holdings, Ltd.	2,354,200	449,074
	Tian An China Investments Co., Ltd.	7,396,000	2,462,121
* #	Tianjin Port Development Holdings, Ltd.	2,496,000	625,501
	TPV Technology, Ltd.	4,530,000	1,496,347
* #	Travelsky Technology, Ltd.	8,035,000	4,223,204
#	Tsingtao Brewery Co., Ltd.	194,000	497,047
* #	Vinda International Holdings, Ltd.	1,240,000	635,821
* #	Wasion Group Holdings, Ltd.	768,000	388,975
	Weichai Power Co., Ltd.	97,600	276,815
	Weiqiao Textile Co., Ltd.	687,500	273,760
	Xiamen International Port Co., Ltd.	4,290,000	662,811
* #	Xingda International Holdings, Ltd.	2,176,000	383,717
* #	Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	1,382,033
#	Xinyu Hengdeli Holdings, Ltd.	1,140,000	291,906
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	5,564,955
	Zijin Mining Group Co., Ltd.	2,610,000	1,995,686
TOTAL COMMON STOCKS			623,207,844

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	1,365,800	29,959
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	94,841	1,591
TOTAL RIGHTS/WARRANTS			31,550

TOTAL — CHINA			623,239,394

CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
	CEZ A.S.	74,076	3,043,574
#	Komercni Banka A.S.	30,022	4,019,427
*	Phillip Morris CR A.S.	954	256,704
	Telefonica 02 Czech Republic A.S.	483,829	10,299,127
	Unipetrol A.S.	1,050,841	6,115,993

TOTAL — CZECH REPUBLIC			23,734,825

HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
*	Danubius Hotel & Spa NYRT	136,180	2,264,415
*	Egis Gyogyszergyar NYRT	53,017	2,931,093
* #	Fotex Holding SE Co., Ltd.	913,849	1,199,731
#	MOL Hungarian Oil & Gas NYRT	900,693	42,912,990
* #	OTP Bank NYRT	2,347,218	30,231,580
* #	Pannonplast NYRT	536,826	2,248,811
* #	Synergon Information Systems	75,249	176,464
#	Tisza Chemical Group NYRT	237,913	2,193,542
	Zwack Unicum NYRT	387	21,788

TOTAL — HUNGARY			84,180,414

INDIA — (10.0%)
COMMON STOCKS — (10.0%)
*	Abhishek Industries, Ltd.	92,524	16,986
	Adani Enterprises, Ltd.	565,071	4,800,573
	Aditya Birla Nuvo, Ltd.	242,035	2,580,399
	Adlabs Films, Ltd.	86,755	384,781
	Aftek, Ltd.	420,648	78,350
*	Agro Tech Foods, Ltd.	136,705	287,824
	Alembic, Ltd.	619,600	471,497
*	Allahabad Bank, Ltd.	1,091,889	1,156,832
	Alok Industries, Ltd.	2,956,318	801,051
	Ambuja Cements, Ltd.	3,753,732	6,114,833
	Amtek Auto, Ltd.	421,027	799,086
*	Andhra Bank	214,950	240,874
	Apollo Hospitals Enterprise, Ltd.	153,288	1,186,140
	Apollo Tyres, Ltd.	1,676,970	726,766
*	Arvind Mills, Ltd.	1,330,891	501,057
	Ashapura Minechem, Ltd.	36,874	20,155
	Ashok Leyland, Ltd.	6,240,668	2,690,650
	Asian Hotels, Ltd.	2,100	9,979
	Aurobindo Pharma, Ltd.	264,370	1,179,482
	Avaya GlobalConnect, Ltd.	21,933	35,367
	Axis Bank, Ltd.	770,561	8,610,688
	Bajaj Auto Finance, Ltd.	90,482	163,202
	Bajaj Auto, Ltd.	66,284	843,001
	Bajaj Finserv, Ltd.	66,284	292,270
	Bajaj Hindusthan, Ltd.	796,167	1,204,102
	Bajaj Holdings and Investment, Ltd.	121,984	840,077
	Balaji Telefilms, Ltd.	204,578	183,217
	Ballarpur Industries, Ltd.	2,658,186	850,553
	Balmer Lawrie & Co., Ltd.	48,430	265,659
	Balrampur Chini Mills, Ltd.	1,479,344	2,084,833
	Bank of Maharashtra, Ltd.	410,000	193,187
	Bank of Rajasthan, Ltd.	527,425	453,882
	Bata India, Ltd.	98,732	245,765
	BEML, Ltd.	133,202	1,393,036
*	Bengal and Assam Co., Ltd. - Private C	9,237	7,721
	Bharat Forge, Ltd.	753,769	1,901,000
	Bharati Shipyard, Ltd.	30,210	49,150
	Bhushan Steel & Strips, Ltd.	189,156	1,574,775

	Biocon, Ltd.	558,142	1,591,022
	Birla Corp., Ltd.	46,445	187,082
	Blue Star Infotech, Ltd.	12,900	13,548
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	223,404
*	Bombay Rayon Fashions, Ltd.	252,000	870,154
	Cadila Healthcare, Ltd.	19,500	119,855
*	Cairn India, Ltd.	2,162,402	8,096,516
	Century Enka, Ltd.	133,495	194,009
	Century Textiles & Industries, Ltd.	345,830	1,600,057
	Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,193,350
*	Chi Investments, Ltd.	34,117	14,708
	Cholamandalam DBS Finance, Ltd.	477	405
	City Union Bank, Ltd.	839,100	280,291
	Clariant Chemicals (India), Ltd.	2,398	8,368
	Coromandel Fertilisers, Ltd.	136,536	336,495
	Cranes Software International, Ltd.	313,759	284,151
	Cummins India, Ltd.	50,000	204,612
	Dalmia Cement (Bharat), Ltd.	28,800	51,339
	DCM Shriram Consolidated, Ltd.	210,988	126,790
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	531,946
*	Dish TV (India), Ltd.	617,884	403,791
	DLF, Ltd.	32,456	150,897
	D-Link (India), Ltd.	118,369	107,213
	Dr. Reddy’s Laboratories, Ltd.	617,398	6,783,821
	E.I.D. - Parry (India), Ltd.	357,212	1,221,623
	Eicher Motors, Ltd.	28,098	116,827
	EIH, Ltd.	894,287	2,025,867
	Elder Pharmaceuticals, Ltd.	97,715	402,168
	Electrosteel Casings, Ltd.	513,690	212,899
	Elgi Equipments, Ltd.	174,405	124,256
*	Escorts, Ltd.	388,991	319,082
	Essel Propack, Ltd.	442,637	141,791
*	Eveready Industries (India), Ltd.	351,390	163,548
	Everest Industries, Ltd.	23,275	30,174
	Exide Industries, Ltd.	1,150,517	1,207,426
	FAG Bearings (India), Ltd.	500	3,008
	FDC, Ltd.	179,858	120,616
	Federal Bank, Ltd.	1,309,612	4,939,395
	Financial Technologies (India), Ltd.	87,301	1,247,152
	Finolex Cables, Ltd.	537,055	256,679
	Finolex Industries, Ltd.	695,629	437,969
*	Fortis Healthcare, Ltd.	147,259	200,387
	Gammon India, Ltd.	377,404	570,816
	Garden Silk Mills, Ltd.	52,000	49,505
	Geometric, Ltd.	73,022	28,779
	Gitanjali Gems, Ltd.	236,343	317,215
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	92,924
	Godrej Industries, Ltd.	106,644	157,740
*	Goetze (India), Ltd.	9,785	7,500
	Graphite India, Ltd.	89,000	56,331
	Great Eastern Shipping Co., Ltd.	645,773	2,676,687
	Great Offshore, Ltd.	162,012	898,339

	GTL, Ltd.	525,227	2,672,037
	Gujarat Alkalies & Chemicals, Ltd.	421,803	633,307
	Gujarat Fluorochemicals, Ltd.	101,490	158,085
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	879,973
	Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,015,882
	H.E.G., Ltd.	129,459	313,295
	HCL Infosystems, Ltd.	273,865	514,720
	HCL Technologies, Ltd.	1,206,145	3,166,778
*	HDFC Bank, Ltd.	241,906	5,364,865
	Hexaware Technologies, Ltd.	358,877	221,745
*	Himachal Futuristic Communications, Ltd.	504,605	90,156
*	Himatsingka Seide, Ltd.	137,216	71,632
*	Hindalco Industries, Ltd.	1,460,000	1,602,948
	Hinduja Global Solutions, Ltd.	65,909	166,195
	Hinduja Ventures, Ltd.	65,909	174,504
	Hindustan Construction Co., Ltd.	1,176,506	1,327,567
*	Hindustan Motors, Ltd.	383,680	125,457
	Hotel Leelaventure, Ltd.	1,357,335	597,155
*	Housing Development & Infrastructure, Ltd.	311,037	920,408
	HSIL, Ltd.	24,608	13,926
	ICI India, Ltd.	47,767	425,218
#	ICICI Bank, Ltd. Sponsored ADR	2,566,680	52,950,608
*	ICSA (India), Ltd.	38,000	87,756
	IDBI Bank, Ltd.	2,294,413	2,936,465
	India Cements, Ltd.	2,016,703	4,679,705
	India Glycols, Ltd.	115,658	132,919
*	India Infoline, Ltd.	904,308	1,397,440
	Indiabulls Financial Services, Ltd.	563,268	1,280,993
	Indiabulls Real Estate, Ltd.	1,363,576	3,553,090
	Indiabulls Securities, Ltd.	6,234	3,618
*	Indian Hotels Co., Ltd.	3,531,468	3,518,455
	Indian Oil Corp., Ltd.	8,798	78,110
*	Indian Overseas Bank	580,717	753,966
	Indo Rama Synthetics (India), Ltd.	202,314	112,555
	Indoco Remedies, Ltd.	500	1,428
	IndusInd Bank, Ltd.	1,771,067	1,451,967
	INEIS ABS India, Ltd.	32,052	61,668
	Infrastructure Development Finance Co., Ltd.	5,645,233	8,725,110
	Ipca Laboratories, Ltd.	94,786	761,534
	IVRCL Infrastructures & Projects, Ltd.	1,432,050	4,589,120
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	288,600
	Jaiprakash Associates, Ltd.	363,710	1,018,268
	Jammu & Kashmir Bank, Ltd.	222,503	1,415,623
	JBF Industries, Ltd.	35,983	31,269
*	Jet Airways (India), Ltd.	244,572	956,235
	Jindal Poly Films, Ltd.	21,594	116,376
*	Jindal Saw, Ltd.	233,794	993,670
	Jindal Steel & Power, Ltd.	326,145	10,708,547
*	JK Tyre and Industries, Ltd.	158,673	165,874
	JSL, Ltd.	726,612	862,761
	JSW Steel, Ltd.	1,091,845	7,425,202
	Jubilant Organosys, Ltd.	142,288	335,481

	Karnataka Bank, Ltd.	320,228	528,157
	Karur Vysya Bank, Ltd.	87,485	417,503
	Kesoram Industries, Ltd.	204,223	634,160
	Kirloskar Oil Engines, Ltd.	458,360	483,338
*	Kotak Mahindra Bank, Ltd.	74,000	575,833
	Lakshmi Machine Works, Ltd.	3,835	45,655
*	Landmark Property Development Co., Ltd.	246,234	26,019
	LIC Housing Finance, Ltd.	518,887	3,817,137
	Maharashtra Scooters, Ltd.	13,612	22,551
	Maharashtra Seamless, Ltd.	68,564	221,322
	Mahindra & Mahindra, Ltd.	1,184,703	11,588,482
	Mahindra Lifespace Developers, Ltd.	92,412	315,350
	Maruti Suzuki India, Ltd.	544,780	8,963,233
	Mastek, Ltd.	83,250	234,624
*	Matrix Laboratories, Ltd.	490,684	1,482,574
*	MAX India, Ltd.	3,100	8,848
	Megasoft, Ltd.	60,998	24,094
	Mercator Lines, Ltd.	1,524,731	1,056,334
	Merck, Ltd.	29,241	197,681
	MIRC Electronics, Ltd.	229,924	64,421
	Mirza International, Ltd.	5,000	1,006
	Monnet Ispat, Ltd.	85,565	310,567
	Monsanto India, Ltd.	1,817	50,700
	Moser Baer (India), Ltd.	1,516,872	2,019,727
	Mphasis, Ltd.	292,087	1,318,309
	MRF, Ltd.	17,453	786,278
	Mukand, Ltd.	379,410	213,544
	Mukta Arts, Ltd.	30,300	23,605
	Nagarjuna Construction Co., Ltd.	1,407,751	1,965,915
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	589,769
	Nahar Capital & Financial Services, Ltd.	51,549	24,629
	Nahar Spinning Mills, Ltd.	51,549	25,599
*	Navneet Publications (India), Ltd.	118,740	123,704
	NIIT Technologies, Ltd.	190,440	267,005
	NIIT, Ltd.	149,557	79,454
	Nirma, Ltd.	286,992	686,465
	NOCIL, Ltd.	981,740	315,067
	OCL India, Ltd.	82,078	115,626
*	OCL Iron & Steel, Ltd.	246,234	67,018
	Omax Autos, Ltd.	64,810	28,362
*	Oracle Financial Services Software, Ltd.	27,422	488,151
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	860,318
	Orient Paper and Industries, Ltd.	53,000	33,641
*	Oriental Bank of Commerce	155,038	410,461
	Panacea Biotec, Ltd.	39,063	57,998
	Patel Engineering, Ltd.	17,847	61,473
	Patni Computer Systems, Ltd.	420,187	1,365,201
*	Patni Computer Systems, Ltd. ADR	55,441	432,440
	Petronet LNG, Ltd.	1,980,242	2,056,637
	Polaris Software Lab, Ltd.	396,842	525,861
	Prism Cements, Ltd.	358,139	195,586
	PSL, Ltd.	62,792	115,649

	PTC India, Ltd.	1,047,317	1,494,129
*	Punj Lloyd, Ltd.	743,216	1,735,029
	Rain Commodities, Ltd.	215,083	394,708
	Rallis India, Ltd.	15,926	167,882
	Raymond, Ltd.	311,315	541,699
	REI Agro, Ltd.	1,174,080	1,404,092
*	Rei Six Ten Retail, Ltd.	88,056	1,990,433
	Reliance Capital, Ltd.	962,940	10,193,087
	Reliance Communications, Ltd.	4,454,118	19,353,325
	Reliance Industries, Ltd.	4,888,665	177,718,181
*	Reliance Natural Resources, Ltd.	3,800,245	4,330,131
	Rico Auto Industries, Ltd.	160,452	43,360
	Rolta India, Ltd.	730,580	1,173,082
	Ruchi Soya Industries, Ltd.	966,355	545,023
*	SEAMEC, Ltd.	51,335	96,334
	Sesa Goa, Ltd.	174,000	391,853
	Shriram Transport Finance Co., Ltd.	105,855	472,751
*	Sicagen India, Ltd.	3,414	344
*	Sical Logistics, Ltd.	3,414	1,665
	SKF India, Ltd.	15,701	56,670
	Sona Koyo Steering Systems, Ltd.	118,568	22,209
	Sonata Software, Ltd.	457,576	179,642
	South India Bank, Ltd.	364,941	464,715
	SREI Infrastructure Finance, Ltd.	645,356	509,644
	SRF, Ltd.	266,306	457,756
*	State Bank of India, Ltd.	339,946	8,767,289
	Sterlite Industries (India), Ltd. ADR	158,521	1,345,843
	Sterlite Industries (India), Ltd. Series A	1,436,564	11,964,427
	Sterlite Technologies, Ltd.	274,890	489,635
*	Strides Arcolab, Ltd.	126,300	244,255
	Subros, Ltd.	73,890	29,451
	Sundram Fastners, Ltd.	38,520	15,593
	Supreme Petrochem, Ltd.	101,631	33,206
	Suzlon Energy, Ltd.	2,000,000	2,567,675
	Swaraj Engines, Ltd.	14,132	31,815
	Syndicate Bank	1,422,728	1,647,407
	Tata Chemicals, Ltd.	763,975	2,633,590
#	Tata Communications, Ltd. ADR	20,500	472,730
	Tata Investment Corp., Ltd.	57,960	307,724
	Tata Metaliks, Ltd.	26,681	34,689
	Tata Motors, Ltd.	898,261	4,424,048
#	Tata Motors, Ltd. Sponsored ADR	235,382	1,814,795
	Tata Steel, Ltd.	2,285,578	10,995,049
	Tata Tea, Ltd.	257,458	3,504,826
*	Teledata Marine Solutions, Ltd.	267,258	182,944
*	Teledata Technology Solution	267,258	182,944
	Trent, Ltd.	14,497	93,092
	Triveni Engineering & Industries, Ltd.	240,000	251,908
	Tube Investments of India, Ltd.	486,775	303,781
	TVS Motor Co., Ltd.	1,082,101	723,763
	Ucal Fuel Systems, Ltd.	24,245	16,084
	Unichem Laboratories, Ltd.	64,206	209,716

*	Union Bank of India, Ltd.	400,000	1,325,234
	Unitech, Ltd.	388,598	347,830
	United Phosphorus, Ltd.	530,310	1,219,961
	Usha Martin, Ltd.	1,017,075	715,352
*	Uttam Galva Steels, Ltd.	305,386	181,710
	Vardhman Textiles, Ltd.	88,383	115,256
	Varun Shipping Co., Ltd.	549,032	508,109
	Videocon Industries, Ltd.	126,483	278,904
	Videsh Sanchar Nigam, Ltd.	727,705	8,087,887
*	Welspun India, Ltd.	37,142	20,280
	Welspun-Gujarat Stahl Rohren, Ltd.	824,452	1,677,512
*	Wire & Wireless India, Ltd.	434,815	118,208
*	Wockhardt, Ltd.	186,126	336,746
	Wyeth, Ltd.	6,540	61,333
*	Yes Bank, Ltd.	407,120	635,739
	Zee Entertainment Enterprises, Ltd.	1,795,929	4,096,379
	Zee News, Ltd.	726,155	481,088
	Zensar Technologies, Ltd.	68,072	133,768
	Zuari Industries, Ltd.	127,958	444,396
*	Zydus Wellness, Ltd.	5,200	7,316
TOTAL COMMON STOCKS			562,631,705

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	81,330
	Tata Steel, Ltd.	1,714,184	1,331,273
TOTAL PREFERRED STOCKS			1,412,603

TOTAL — INDIA			564,044,308

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
*	PT Agis Tbk	2,012,000	12,454
*	PT Apac Citra Centretex Tbk	774,000	3,729
	PT Asahimas Flat Glass Tbk	5,333,500	781,336
	PT Astra Agro Lestari Tbk	456,500	674,626
	PT Astra Graphia Tbk	22,838,000	681,926
	PT Astra International Tbk	9,605,400	16,184,325
*	PT Bakrie & Brothers Tbk	98,676,250	787,318
*	PT Bakrieland Development Tbk	212,850,250	3,278,966
	PT Bank Central Asia Tbk	9,100,000	2,852,688
	PT Bank Danamon Indonesia Tbk	22,284,803	6,513,621
*	PT Bank Pan Indonesia Tbk	122,107,326	6,969,390
	PT Bank Rakyat Indonesia Tbk	3,070,000	1,665,605
	PT Berlian Laju Tanker Tbk	52,474,300	3,197,460
	PT Bhakti Investama Tbk	57,723,175	825,379
	PT Budi Acid Jaya Tbk	22,530,000	299,854
*	PT Central Proteinaprima Tbk	9,800,000	78,325
*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,424,742
*	PT Ciputra Development Tbk	1,100,000	49,538
*	PT Ciputra Surya Tbk	17,718,000	680,218
*	PT Clipan Finance Indonesia Tbk	12,461,000	180,584

*	PT Davomas Adabi Tbk	139,739,500	920,146
*	PT Dynaplast Tbk	3,040,000	244,119
*	PT Energi Mega Persada Tbk	7,300,000	150,597
*	PT Ever Shine Textile Tbk	19,347,215	108,754
*	PT Global Mediacom Tbk	3,542,000	62,125
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,758,500	2,630,804
*	PT Hero Supermarket Tbk	220,000	83,136
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	1,149,067
	PT Indofood Sukses Makmur Tbk	47,811,000	5,731,556
	PT Indo-Rama Synthetics Tbk	9,627,320	393,229
*	PT International Nickel Indonesia Tbk	36,038,000	11,536,156
	PT Jaya Real Property Tbk	25,528,000	1,205,857
	PT Kalbe Farma Tbk	30,353,500	2,561,318
	PT Lautan Luas Tbk	2,102,000	153,452
*	PT Lippo Karawaci Tbk	73,163,250	5,567,742
*	PT Matahari Putra Prima Tbk	35,296,900	1,932,242
	PT Mayorah Indah Tbk	8,807,572	1,060,435
*	PT Medco Energi International Tbk	28,781,500	7,080,330
	PT Mitra Adiperkasa Tbk	3,033,000	89,565
*	PT Modern Photo Tbk	1,266,500	15,076
*	PT Panasia Indosyntec Tbk	403,200	15,237
*	PT Panin Insurance Tbk	30,688,500	555,984
*	PT Panin Life Tbk	65,323,500	482,680
*	PT Petrosea Tbk	76,000	70,100
*	PT Polychem Indonesia Tbk	14,413,500	97,548
	PT Ramayana Lestari Sentosa Tbk	3,531,500	157,732
	PT Samudera Indonesia Tbk	415,500	144,933
	PT Selamat Semp Tbk	10,624,000	250,921
	PT Semen Gresik Tbk	52,474,410	20,114,498
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,635,614
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	39,824
	PT Summarecon Agung Tbk	16,091,000	393,282
*	PT Sunson Textile Manufacturer Tbk	6,012,000	141,993
*	PT Suparma Tbk	6,395,345	106,197
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	35,068
*	PT Suryainti Permata Tbk	17,378,000	344,774
	PT Tigaraksa Satria Tbk	718,200	16,963
	PT Timah Tbk	7,800,000	1,034,839
	PT Trimegah Sec Tbk	34,298,000	550,842
	PT Tunas Ridean Tbk	11,363,500	1,121,573
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	877,815
	PT Unggul Indah Cahaya Tbk	371,435	82,902
	PT United Tractors Tbk	2,573,666	2,174,676

TOTAL — INDONESIA			120,263,785

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Afcon Industries, Ltd.	1,451	8,149
	Africa Israel Industries, Ltd.	9,037	320,222

*	Africa-Israel Investments, Ltd.	224,292	3,501,803
*	Alvarion, Ltd.	447,274	1,382,641
*	Analyst IMS Investment Management Services, Ltd.	16,192	98,967
	Ashtrom Properties, Ltd.	171,400	155,269
*	AudioCodes, Ltd.	23,091	33,964
*	Azorim Investment Development & Construction Co., Ltd.	294,564	877,656
*	Bank Hapoalim B.M.	13,638,154	31,063,362
	Bank Leumi Le-Israel B.M.	12,542,791	31,351,542
*	Bank of Jerusalem, Ltd.	71,150	83,208
*	Baran Group, Ltd.	106,344	438,740
	Clal Industries, Ltd.	984,961	2,803,966
*	Clal Insurance Enterprise Holdings, Ltd.	185,084	2,150,274
*	Danya Cebus, Ltd.	23,610	48,432
	Delek Automotive Systems, Ltd.	11,121	88,038
*	Delta-Galil Industries, Ltd.	96,180	200,078
	Dexia Isreal, Ltd.	1,050	90,718
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	44,903
	Discount Investment Corp.	279,027	3,886,584
	Elbit Medical Imaging, Ltd.	141,338	2,543,311
	Electra (Israel), Ltd.	15,789	1,306,179
*	Elron Electronic Industries, Ltd.	323,982	719,139
*	Feuchtwanger Investments, Ltd.	10,500	30
*	First International Bank of Israel, Ltd. (6123804)	570,205	934,404
*	First International Bank of Israel, Ltd. (6123815)	289,898	2,417,023
	Formula Systems, Ltd.	91,685	510,067
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	235,012
*	Hadera Paper, Ltd.	31,026	1,148,922
*	Hamlet (Israel-Canada), Ltd.	16,333	58,203
*	Harel Insurance Investments & Finances, Ltd.	106,397	3,313,695
	IBI Investment House, Ltd.	6,245	38,557
*	Industrial Building Corp., Ltd.	922,044	1,153,218
*	Israel Cold Storage & Supply Co., Ltd.	7,000	47,391
*	Israel Petrochemical Enterprises, Ltd.	225,343	375,739
*	Israel Steel Mills, Ltd.	97,000	906
	Ituran Location & Control, Ltd.	24,162	190,482
*	Jerusalem Oil Exploration, Ltd.	27,096	210,171
*	Kardan Israel, Ltd.	2,237	2,784
*	Knafaim Arkia Holdings, Ltd.	117,857	572,190
*	Koor Industries, Ltd.	146,769	3,221,549
*	Leader Holding & Investments, Ltd.	197,439	75,983
	Liberty Properties, Ltd.	3,457	36,427
*	Magal Security Systems, Ltd.	18,398	79,320
	Makhteshim-Agan Industries, Ltd.	123,160	542,183
*	Menorah Mivtachim Holdings, Ltd.	202,929	1,471,556
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	50,677
	Middle East Tube Co., Ltd.	18,000	23,201
*	Migdal Insurance & Financial, Ltd. Holdings	2,967,230	3,279,364
*	Miloumor, Ltd.	97,997	6,102
*	Minrav Holdings, Ltd.	2,000	94,934
*	Mivtach Shamir Holdings, Ltd.	26,586	447,656
	Mizrahi Tefahot Bank, Ltd.	1,725,090	9,545,762

*	Naphtha Israel Petroleum Corp.	125,444	260,025
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,015,866
*	Nisko Industries, Ltd.	5,929	14,016
*	OCIF Investments and Development, Ltd.	14,180	62,002
	Oil Refineries, Ltd.	11,090,509	4,012,390
	Ormat Industries, Ltd.	276,852	2,091,287
*	RADVision, Ltd.	60,313	428,760
*	Retalix, Ltd.	235,506	1,982,035
	Scailex Corp., Ltd.	416,611	3,146,685
*	Suny Electronic, Ltd.	90,241	239,869
	Super-Sol, Ltd. Series B	780,479	2,542,121
*	Team Computer & Systems, Ltd.	6,937	82,264
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	9,709,697
*	The Israel Land Development Co., Ltd.	176,934	461,402
*	Union Bank of Israel, Ltd.	364,943	781,760
*	Urdan Industries, Ltd.	526,698	190,845

TOTAL — ISRAEL			141,301,677

MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
	A&M Realty Berhad	854,200	97,777
	Affin Holdings Berhad	9,611,900	4,598,773
*	Airasia Berhad	2,630,000	861,288
	Alliance Financial Group Berhad	8,044,300	4,634,644
	Aluminum Co. of Malaysia Berhad	250,000	63,072
*	AMBD Berhad	2,782,700	127,977
	AMMB Holdings Berhad	21,831,262	19,160,404
	Ancom Berhad	413,437	62,465
	Ann Joo Resources Berhad	1,721,000	740,865
	APM Automotive Holdings Berhad	1,024,700	508,334
	Apollo Food Holdings Berhad	198,400	132,362
*	Asas Dunia Berhad	524,700	79,589
*	Asia Pacific Land Berhad	5,644,300	434,642
	Asiatic Development Berhad	1,918,900	2,631,463
*	Axiata Group Berhad	9,369,050	5,770,489
	Bandar Raya Developments Berhad	3,669,100	1,219,994
	Batu Kawan Berhad	2,276,250	5,201,773
	Berjaya Corp. Berhad	16,673,980	3,919,713
	Berjaya Land Berhad	3,273,000	3,025,989
	Bernas Padiberas Nasional Berhad	4,690,300	1,786,854
	Bimb Holdings Berhad	1,544,700	441,166
	Bina Darulaman Berhad	118,000	24,197
*	Binaik Equity Berhad	149,800	30,849
	Bolton Properties Berhad	1,277,400	224,523
	Boustead Holdings Berhad	3,165,400	3,156,419
	Cahya Mata Sarawak Berhad	1,401,400	541,827
	Chemical Co. of Malaysia Berhad	311,000	197,263
	Chin Teck Plantations Berhad	296,600	531,284
	Choo Bee Metal Industries Berhad	339,700	131,424
*	Country Heights Holdings Berhad	174,000	32,441
	Cycle & Carriage Bintang Berhad	249,800	151,855

*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	157,546
	DNP Holdings Berhad	1,431,800	334,545
	DRB-Hicom Berhad	7,750,700	2,157,724
*	Eastern & Oriental Berhad (6468754)	1,863,766	317,066
	Eastern & Oriental Berhad (B19ZLW1)	283,149	67,805
	Eastern Pacific Industrial Corp. Berhad	497,700	185,067
	ECM Libra Avenue Berhad	6,220,730	1,080,082
	EON Capital Berhad	1,707,807	1,711,701
	Esso Malaysia Berhad	905,500	575,409
	Far East Holdings Berhad	388,800	604,398
*	Focal Aims Holdings Berhad	424,000	24,416
*	Fountain View Development Berhad	2,573,200	159,018
	Gamuda Berhad	9,077,000	6,086,587
	General Corp. Berhad	1,681,400	357,652
	Globetronics Technology Berhad	72,000	13,834
	Glomac Berhad	1,609,100	301,608
	Gold Is Berhad	1,598,600	619,682
*	Golden Plus Holdings Berhad	201,000	45,080
	Gopeng Berhad	273,900	48,342
	Grand United Holdings Berhad	1,387,700	192,391
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	116,804
	Hap Seng Consolidated Berhad	1,984,200	1,262,772
	Hong Leong Financial Group Berhad	1,249,437	1,751,710
	Hong Leong Industries Berhad	1,225,800	1,209,744
	Hume Industries (Malaysia) Berhad	537,667	441,085
	Hunza Properties Berhad	1,033,300	378,422
	Hwang-DBS (Malaysia) Berhad	908,700	328,530
	IGB Corp. Berhad	10,599,200	5,332,542
	IJM Corp. Berhad	8,931,900	12,493,032
*	IJM Land Berhad	742,900	275,142
	IJM Plantations Berhad	115,400	78,106
*	Insas Berhad	3,779,000	428,243
	Integrated Logistics Berhad	1,222,800	235,453
	IOI Corp. Berhad	16,320	19,561
*	Jaks Resources Berhad	3,438,000	454,854
	Jaya Tiasa Holdings Berhad	1,185,135	637,055
	Jerneh Asia Berhad	425,120	128,379
	K & N Kenanga Holdings Berhad	2,209,100	389,718
*	Karambunai Corp. Berhad	6,839,800	162,047
	Keck Seng (Malaysia) Berhad	1,663,400	1,445,532
	Kian Joo Can Factory Berhad	3,566,680	1,198,919
*	KIG Glass Industrial Berhad	260,000	2,191
	Kim Hin Industry Berhad	453,800	111,260
	Kim Loong Resources Berhad	324,800	176,431
	KLCC Property Holdings Berhad	5,965,800	5,322,087
	KNM Group Berhad	15,964,100	2,554,154
	Knusford Berhad	153,300	61,148
	KPJ Healthcare Berhad	1,570,300	1,317,858
	KrisAssets Holdings Berhad	250,377	182,776
	KSL Holdings Berhad	189,466	38,775

	Kuala Lumpur Kepong Berhad	1,700,050	5,520,590
*	Kub Malaysia Berhad	5,214,000	631,743
	Kuchai Development Berhad	345,600	61,089
	Kulim Malaysia Berhad	1,954,925	3,036,152
*	Kumpulan Europlus Berhad	1,702,900	152,357
	Kumpulan Fima Berhad	585,100	75,260
*	Kumpulan Hartanah Selangor Berhad	520,000	60,756
	Kwantas Corp. Berhad	246,000	129,645
*	Land & General Berhad	14,452,000	969,547
	Landmarks Berhad	1,777,200	471,464
*	LBS Bina Group Berhad	1,607,000	136,884
	Leader Universal Holdings Berhad	5,383,033	857,496
	Leong Hup Holdings Berhad	1,469,800	364,778
*	Lien Hoe Corp. Berhad	1,997,150	86,913
*	Lion Corp Berhad	2,717,500	299,195
	Lion Diversified Holdings Berhad	1,682,500	213,382
*	Lion Forest Industries Berhad	579	90
	Lion Industries Corp. Berhad	4,734,381	1,318,576
*	MAA Holdings Berhad	888,700	156,392
	Malaysia Building Society Berhad	419,000	111,784
	Malaysian Airlines System Berhad	437,067	384,414
	Malaysian Bulk Carriers Berhad	1,552,725	1,276,310
	Malaysian Mosaics Berhad	354,240	68,693
	Malaysian Resources Corp. Berhad	5,766,900	1,833,174
	Marco Holdings Berhad	1,710,000	64,294
	MBM Resources Berhad	487,533	313,384
*	Measat Global Berhad	377,500	111,306
	Mega First Corp. Berhad	1,101,700	254,850
	Melewar Industrial Group Berhad	1,253,300	197,976
	Merge Housing Berhad	58,952	8,238
	Metro Kajang Holdings Berhad	535,333	136,250
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	68,562
	MISC Berhad	275,200	682,114
*	MK Land Holdings Berhad	6,778,500	509,256
	MMC Corp. Berhad	9,729,779	4,764,691
	MNRB Holdings Berhad	1,150,800	938,741
	MTD ACPI Engineering Berhad	2,193,100	245,143
	Muda Holdings Berhad	706,000	112,954
	Muhibbah Engineering Berhad	4,613,000	1,479,972
*	MUI Properties Berhad	1,314,000	44,004
*	Mulpha International Berhad	11,256,500	1,304,914
	Multi-Purpose Holdings Berhad	1,974,000	734,678
	MWE Holdings Berhad	458,000	88,572
*	Narra Industries Berhad	154,200	16,676
	NCB Holdings Berhad	2,381,700	1,789,902
	Negri Sembilan Oil Palms Berhad	167,600	178,568
	New Straits Times Press (Malaysia) Berhad	1,751,100	591,783
	NV Multi Corp. Berhad	671,800	95,619
	Nylex (Malaysia) Berhad	386,320	63,282
	OKS Property Holdings Berhad	1,338,741	172,515
	Oriental Holdings Berhad	3,021,116	4,051,589

	Oriental Interest Berhad	170,000	52,528
	OSK Holdings Berhad	4,969,618	1,697,390
	OSK Ventures Interantional Berhad	66,000	11,420
	P.I.E. Industrial Berhad	323,600	375,757
	Pacific & Orient Berhad	283,365	80,536
*	Pan Malaysia Cement Works Berhad	1,271,800	44,585
	Panasonic Manufacturing Malaysia Berhad	339,180	1,028,600
*	Paracorp Berhad	252,000	708
	Paramount Corp. Berhad	203,900	125,765
	Parkson Holdings Berhad	2,263,990	2,632,214
	PBA Holdings Berhad	1,502,500	428,476
	Pelikan International Corp. Berhad	148,680	36,165
*	Permaju Industries Berhad	1,714,300	190,210
	Petronas Dagangan Berhad	970,900	2,152,902
	PJ Development Holdings Berhad	2,768,800	402,688
	PK Resources Berhad	5,300	789
	Pos Malaysia Berhad	3,533,817	2,210,925
	PPB Group Berhad	6,759,566	20,077,278
*	Prime Utilities Berhad	46,000	1,744
	Protasco Berhad	282,200	59,830
	Proton Holdings Berhad	3,581,500	2,963,645
*	Pulai Springs Berhad	159,800	40,062
*	Ramunia Holdings Berhad	2,434,736	417,583
	Ranhill Berhad	3,026,600	696,374
	RHB Capital Berhad	4,037,200	4,656,287
*	Salcon Berhad	574,000	73,236
*	Sapura Resources Berhad	286,800	17,367
	Sarawak Energy Berhad	4,695,700	2,647,469
	Sarawak Oil Palms Berhad	391,820	246,721
	Scientex, Inc. Berhad	645,048	180,485
	Scomi Group Berhad	8,510,000	1,030,876
	Selangor Dredging Berhad	1,312,700	183,269
	Shangri-La Hotels (Malaysia) Berhad	738,000	380,097
	Shell Refining Co. Federation of Malaysia Berhad	217,100	600,214
	SHL Consolidated Berhad	1,008,700	313,802
	Southern Acids (Malaysia) Berhad	44,000	17,452
	Southern Steel Berhad	865,300	370,668
	Store Corp. Berhad	124,630	107,725
	Subur Tiasa Holdings Berhad	460,530	219,300
*	Sunrise Berhad	2,158,384	792,034
	Sunway City Berhad	2,699,500	1,596,235
	Sunway Holdings Berhad	3,977,900	921,464
	Suria Capital Holdings Berhad	590,800	156,157
	Symphony House Berhad	523,734	34,438
	Ta Ann Holdings Berhad	137,400	127,107
	TA Enterprise Berhad	10,563,300	2,774,823
	Tahp Group Berhad	27,000	21,312
*	Talam Corp. Berhad	17,833,050	500,655
	Tamco Corp. Holdings Berhad	240,171	3,716
	Tan Chong Motor Holdings Berhad	4,998,300	2,029,646
	TDM Berhad	1,059,200	484,911
*	Tebrau Teguh Berhad	2,520,000	378,771

	Tekala Corp. Berhad	337,700	67,991
*	Time Dotcom Berhad	11,179,300	1,104,981
	Tiong Nam Transport Holdings Berhad	171,500	29,386
	Tradewinds (Malaysia) Berhad	844,200	630,576
	TSR Capital Berhad	157,900	52,815
	UAC Berhad	77,398	60,798
*	UEM Land Holdings Berhad	4,815,375	1,425,147
	UMW Holdings Berhad	2,726,886	4,356,748
	Unico-Desa Plantations Berhad	4,011,228	758,712
	Unisem (M) Berhad	4,210,700	977,093
	United Malacca Rubber Estates Berhad	450,100	789,836
	United Plantations Berhad	678,200	2,035,237
	Utusan Melayu (Malaysia) Berhad	449,500	86,817
	VS Industry Berhad	1,337,193	407,871
	Warisan TC Holdings Berhad	109,850	56,716
*	WTK Holdings Berhad	2,299,250	612,221
	Yeo Hiap Seng (Malaysia) Berhad	355,320	126,733
	YTL Corp. Berhad	5,593,600	11,132,442
	YTL Power International Berhad	409,562	237,733
	Yu Neh Huat Berhad	2,744,713	954,167
	Zelan Berhad	1,937,000	421,289
TOTAL COMMON STOCKS			234,252,236

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	72,874
*	Malayan United Industries Berhad A2	1,526,067	66,444
TOTAL PREFERRED STOCKS			139,318

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	162,556
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	9,628
*	OSK Holdings Berhad Warrants 09/30/12	93,339	3,146
*	Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	18,132
TOTAL RIGHTS/WARRANTS			193,462

TOTAL — MALAYSIA			234,585,016

MEXICO — (5.9%)
COMMON STOCKS — (5.9%)
#	Alfa S.A.B. de C.V. Series A	2,753,517	4,776,672
* #	Alsea de Mexico S.A.B. de C.V.	1,545,900	627,049
	America Movil S.A.B. de C.V. Series L ADR	55,728	1,830,665
* #	Axtel, S.A.B. de C.V.	3,563,740	1,476,502
*	Carso Infraestructura y Construccion S.A.B. de CV	57,500	28,737
#	Cemex S.A.B. de C.V. Sponsored ADR	9,036,518	67,593,155
#	Cia Minera Autlan S.A.B. de C.V.	44,000	59,310
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	264,200	10,393,628
#	Consorcio ARA S.A.B. de C.V.	9,328,400	2,844,601
*	Consorcio Hogar S.A.B. de C.V. Series B	1,276,418	122,039
* #	Corporacion GEO S.A.B. de C.V. Series B	3,800,332	4,954,801

*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	682,864
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,756
	Corporacion Moctezuma S.A.B. de C.V.	111,200	187,669
	Corporativo Fragua S.A.B. de C.V. Series B	70	406
* #	Desarrolladora Homex S.A.B. de C.V.	1,663,900	5,159,464
*	Dine S.A.B. de C.V.	1,818,367	787,617
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	53,955
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	952,050
#	Embotelladora Arca S.A.B. de C.V.	607,200	1,367,805
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	5,867
* #	Empresas ICA S.A.B. de C.V.	2,318,272	4,214,735
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	489,268	3,547,193
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	4,073,860
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	39,958,376
*	GMD Resorts S.A.B. de C.V.	41,400	12,595
*	Gruma S.A.B. de C.V. ADR	85,416	201,582
* #	Gruma S.A.B. de C.V. Series B	2,801,716	1,692,475
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	628,786
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	534,189	10,982,926
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,265,240
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	6,867,833
#	Grupo Carso S.A.B. de C.V. Series A-1	10,678,493	27,674,669
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	5,992,815
* #	Grupo FAMSA S.A.B. de C.V.	709,900	565,616
	Grupo Financiero Banorte S.A.B. de C.V.	6,257,710	9,654,442
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,374,133	22,442,628
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	305,156
	Grupo Herdez S.A.B. de C.V.	319,000	311,930
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,481,367
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	252,706
* #	Grupo Iusacell S.A.B. de C.V.	299,960	921,216
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	812,279
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	21,376
	Grupo Mexico S.A.B. de C.V. Series B	26,577,260	20,598,050
*	Grupo Nutrisa S.A. de C.V.	428	504
	Grupo Posadas S.A. de C.V. Series L	356,000	300,406
*	Grupo Qumma S.A. de C.V. Series B	5,301	69
* #	Grupo Simec, S.A. de C.V.	966,700	1,435,416
#	Grupo Televisa S.A. de C.V.	288,100	891,678
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,048,028
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	5,369,538
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,025,934
* #	Industrias CH S.A.B. de C.V. Series B	2,827,592	6,230,287
	Industrias Penoles S.A.B. de C.V.	1,180,155	12,822,197
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	525,163
* #	Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	25,856,630
*	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	151,023
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	492,612
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	261
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	978

* #	SARE Holding S.A. de C.V.	123,300	21,434
*	Savia S.A. de C.V.	3,457,285	200,335
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	483,200
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	2,199,700	2,421,805
#	Vitro S.A.B. de C.V.	3,219,986	1,432,038

TOTAL — MEXICO			334,095,999

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	986,861
	Alaska Milk Corp.	7,953,000	648,281
*	Alsons Consolidated Resources, Inc.	16,904,000	122,347
	Bacnotan Consolidated Industries, Inc.	2,575,998	426,159
	Banco de Oro Unibank, Inc.	5,115,420	3,168,471
*	Belle Corp.	31,340,000	452,943
*	Benpres Holdings Corp.	4,800,000	136,553
	Cebu Holdings, Inc.	7,763,250	237,926
	China Banking Corp.	1,724	12,996
*	Digital Telecommunications Phils., Inc.	102,460,000	2,289,062
	DMCI Holdings, Inc.	9,170,000	832,617
	EEI Corp.	1,929,000	57,448
*	Empire East Land Holdings, Inc.	37,000,000	222,171
*	Export & Industry Bank, Inc.	14,950	70
	Filinvest Land, Inc.	92,992,031	1,090,503
*	Filipina Water Bottling Corp.	5,471,786	—
*	First Philippines Holdings Corp.	2,467,100	1,259,650
*	House of Investments, Inc.	700,000	21,139
	International Container Terminal Services, Inc.	270,000	71,211
	Jollibee Food Corp.	152,000	144,128
	Macroasia Corp.	2,170,000	131,517
	Megaworld Corp.	103,073,600	1,487,208
	Metro Bank & Trust Co.	7,397,055	4,574,143
*	Mondragon International Philippines, Inc.	2,464,000	6,369
*	Philippine National Bank	3,781,218	1,250,035
*	Philippine National Construction Corp.	398,900	40,420
*	Philippine Realty & Holdings Corp.	20,930,000	86,117
	Philippine Savings Bank	1,232,313	981,110
*	Philippine Townships, Inc.	226,200	432
*	PhilWeb Corp.	33,000,000	30,653
*	Prime Media Holdings, Inc.	409,000	2,326
*	Prime Orion Philippines, Inc.	13,400,000	60,963
	Rizal Commercial Banking Corp.	2,851,448	822,943
	Robinson’s Land Corp. Series B	10,360,700	1,175,630
	Security Bank Corp.	2,387,410	1,726,622
	Semirara Mining Corp.	141,700	80,909
	Shang Properties, Inc.	614,285	17,040
	SM Development Corp.	28,566,248	1,769,339
*	Solid Group, Inc.	19,668,000	158,621
	Union Bank of the Philippines	920,294	451,581
	Universal Robina Corp.	16,573,345	2,466,649
*	Vista Land & Lifescapes, Inc.	430,000	9,407
TOTAL COMMON STOCKS			29,510,570

RIGHTS/WARRANTS — (0.0%)
*	Megaworld Corp. Rights 05/22/09	25,768,400	—

TOTAL — PHILIPPINES			29,510,570

POLAND — (2.3%)
COMMON STOCKS — (2.3%)
	Agora SA	559,848	2,607,639
*	Amica Wronki SA	170,802	267,831
	Asseco Poland SA	440,281	6,915,563
	Bank Millennium SA	5,515,278	4,371,583
	Bank Pekao SA	41,481	1,485,416
*	Bank Przemyslowo Handlowy BPH SA	68,855	702,565
*	Bioton SA	16,349,625	1,491,062
*	Boryszew SA	268,708	220,466
*	Budimex SA	100,539	2,090,639
*	Cersanit-Krasnystaw SA	11,868	38,641
	Ciech SA	100,063	957,047
	Debica SA	111,346	1,654,106
*	Dom Development SA	26,870	271,266
*	Echo Investment SA	1,796,966	1,563,541
	Elektrobudowa SA	29,635	1,260,185
*	Elstar Oils SA	196,440	257,185
	Emperia Holding SA	12,562	175,027
*	Fabryki Mebli Forte SA	70,159	153,195
*	Farmacol SA	5,526	48,539
*	Ferrum SA	4,233	6,243
*	Getin Holdings SA	1,022,560	1,580,979
	Grupa Kety SA	123,335	2,610,205
*	Grupa Lotos SA	839,119	4,198,968
	Impexmetal SA	5,899,609	3,001,487
	KGHM Polska Miedz SA	1,331,285	23,328,849
*	Koelner SA	110,633	280,613
	Kredyt Bank SA	619,815	1,088,604
*	Kroscienskie Huty Szkla Krosno SA	63,425	3,375
*	Lentex SA	158,570	950,740
*	MNI SA	326,495	278,791
*	Mondi Packaging Paper Swiecie SA	11,049	172,218
*	Mostostal Export SA	389,492	239,511
*	Mostostal Warszawa SA	284,654	4,571,476
*	Mostostal Zabrze Holding SA	350,940	404,316
	Multimedia Polska SA	33,632	69,514
*	Netia Holdings SA	3,441,202	3,657,508
	Orbis SA	541,449	5,948,885
	Pfleiderer Grajewo SA	48,441	133,781
*	Polnord SA	102,774	1,000,154
	Polski Koncern Naftowy Orlen SA	5,310,008	41,757,460
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	260,829	1,443,504
*	Raciborska Fabryka Kotlow SA	1,155,432	2,384,073

*	Stalexport SA	889,216	431,417
*	Sygnity SA	103,024	654,465
*	Synthos SA	6,535,154	1,221,394
*	Vistula Group SA	8,000	2,866
	Zelmer SA	3,000	23,517

TOTAL — POLAND			127,976,409

SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
#	ABSA Group, Ltd.	2,423,130	27,945,344
	Adcorp Holdings, Ltd.	152,955	377,079
	Advtech, Ltd.	1,558,456	731,014
	Aeci, Ltd.	1,637,382	9,382,339
	Afgri, Ltd.	3,987,067	2,295,078
	African Bank Investments, Ltd.	3,907,775	12,382,174
	African Oxygen, Ltd.	734,706	1,471,698
	African Rainbow Minerals, Ltd.	1,163,169	15,714,943
	Allied Electronics Corp., Ltd.	534,406	1,383,402
	Allied Technologies, Ltd.	196,345	1,327,137
	AngloGold Ashanti, Ltd.	403,609	12,398,110
	ArcelorMittal South Africa, Ltd.	2,008,265	18,717,342
	Argent Industrial, Ltd.	1,272,940	1,194,751
*	Argility, Ltd.	130,947	—
*	Aspen Pharmacare Holdings, Ltd.	397,125	2,015,165
	AST Group, Ltd.	1,842,229	101,424
	Astral Foods, Ltd.	139,135	1,619,001
#	Aveng, Ltd.	3,144,927	12,027,565
	AVI, Ltd.	4,469,388	8,657,976
*	Avusa, Ltd.	391,810	815,851
	Barloworld, Ltd.	2,126,852	8,995,144
*	Bell Equipment, Ltd.	368,870	240,499
	Bidvest Group, Ltd.	230,871	2,440,799
	Business Connexion Group	465,381	183,910
	Capitec Bank Holdings, Ltd.	179,693	824,360
	Cashbuild, Ltd.	60,784	466,249
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,924,648
*	Cipla Medpro South Africa, Ltd.	3,233,310	1,579,391
	City Lodge Hotels, Ltd.	94,820	747,950
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	4,817,229
	Datacentrix Holdings, Ltd.	959,663	384,859
	Delta Electrical Industries, Ltd.	234,340	241,482
	Dimension Data Holdings P.L.C.	3,977,377	2,975,687
	Discovery Holdings, Ltd.	136,687	396,530
	Distell Group, Ltd.	544,476	3,466,431
	Distribution & Warehousing Network, Ltd.	216,722	173,118
	Durban Roodeport Deep, Ltd.	1,462,175	1,162,086
*	ElementOne, Ltd.	391,810	495,963
*	Eqstra Holdings, Ltd.	829,977	583,958
	Exxaro Resources, Ltd.	103,649	759,886
	Famous Brands, Ltd.	206,074	391,803

	FirstRand, Ltd.	4,842,130	7,396,293
	Foschini, Ltd.	281,329	1,488,855
	Freeworld Coatings, Ltd.	2,085,597	1,417,691
#	Gold Fields, Ltd.	487,041	5,065,860
#	Gold Fields, Ltd. Sponsored ADR	5,386,450	56,019,080
	Gold Reef Resorts, Ltd.	519,880	1,074,346
	Grindrod, Ltd.	293,553	481,066
	Group Five, Ltd.	465,209	1,730,522
*	Harmony Gold Mining Co., Ltd.	2,941,322	27,381,990
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	383,651	3,575,627
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	2,062,266
	Hudaco Industries, Ltd.	162,006	933,155
#	Hulamin, Ltd.	882,088	1,066,909
	Iliad Africa, Ltd.	76,658	58,682
	Illovo Sugar, Ltd.	1,516,761	4,629,943
	Impala Platinum Holdings, Ltd.	300,321	5,738,244
	Imperial Holdings, Ltd.	1,552,015	9,943,458
	Investec, Ltd.	2,292,683	10,847,195
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	106,369	426,269
*	JSE, Ltd.	53,811	330,263
	Kumba Iron Ore, Ltd.	117,551	2,241,527
	Lewis Group, Ltd.	1,114,052	5,500,671
	Liberty Holdings, Ltd.	1,458,029	9,973,668
*	M Cubed Holdings, Ltd.	1,850,526	43,709
	Massmart Holdings, Ltd.	177,731	1,534,307
	Medi-Clinic Corp., Ltd.	2,253,843	5,445,819
*	Merafe Resources, Ltd.	10,469,632	968,434
*	Metair Investments, Ltd.	1,650,332	873,693
*	Metorex, Ltd.	492,898	99,252
	Metropolitan Holdings, Ltd.	8,873,678	11,103,534
#	Mondi, Ltd.	517,591	1,729,002
	Mr. Price Group, Ltd.	534,202	1,635,159
	MTN Group, Ltd.	151,516	1,967,161
	Murray & Roberts Holdings, Ltd.	1,803,099	10,063,735
	Mvelaphanda Group, Ltd.	4,125,843	2,256,306
	Nampak, Ltd.	5,955,540	8,813,072
	Naspers, Ltd. Series N	432,614	8,816,084
#	Nedbank Group, Ltd.	2,710,554	27,645,668
	Network Healthcare Holdings, Ltd.	1,524,093	1,671,398
	New Clicks Holdings, Ltd.	3,409,228	6,574,041
#	Northam Platinum, Ltd.	850,632	2,812,463
	Nu-World Holdings, Ltd.	158,299	261,457
	Oceana Group, Ltd.	482,566	1,385,124
	Omnia Holdings, Ltd.	516,966	3,153,954
	Palabora Mining Co., Ltd.	192,276	1,396,692
	Peregrine Holdings, Ltd.	1,129,448	860,087
	Pick’n Pay Stores, Ltd.	117,630	421,900
	Pretoria Portland Cement Co., Ltd.	2,190,935	8,409,490
	PSG Group, Ltd.	1,076,599	2,007,879
*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	131,057

	Redefine Income Fund, Ltd.	83,325	70,167
	Reunert, Ltd.	651,562	3,219,954
	Sanlam, Ltd.	28,877,831	53,897,343
	Santam, Ltd.	18,334	168,577
	Sappi, Ltd.	3,330,136	8,889,008
#	Sappi, Ltd. Sponsored ADR	692,000	1,799,200
	Sasol, Ltd. Sponsored ADR	708,659	21,337,722
	Shoprite Holdings, Ltd.	62,090	371,981
*	Simmer & Jack Mines, Ltd.	297,043	95,498
	Spur Corp., Ltd.	385,679	372,361
	Standard Bank Group, Ltd.	1,129,030	10,908,925
	Steinhoff International Holdings, Ltd.	9,727,233	11,658,198
	Sun International, Ltd.	367,959	3,486,074
#	Telkom South Africa, Ltd.	944,704	11,903,069
	Telkom South Africa, Ltd. Sponsored ADR	5,288	265,828
	The Spar Group, Ltd.	622,960	3,889,583
	Tiger Brands, Ltd.	171,336	2,661,647
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	2,347,846
	Trans Hex Group, Ltd.	509,906	87,467
	Trencor, Ltd.	1,468,675	3,018,413
	Truworths International, Ltd.	711,817	2,841,143
	UCS Group, Ltd.	1,814,728	277,990
	Value Group, Ltd.	874,662	308,856
	Woolworths Holdings, Ltd.	2,641,256	3,725,818

TOTAL — SOUTH AFRICA			584,876,100

SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
#	Aekyung Petrochemical Co., Ltd.	19,060	283,854
*	Anam Electronics Co., Ltd.	24,280	58,852
*	Artone Paper Manufacturing Co., Ltd.	25,355	46,032
#	Asia Cement Manufacturing Co., Ltd.	28,888	998,480
*	Asia Paper Manufacturing Co., Ltd.	34,410	208,892
*	Asiana Airlines, Inc.	75,670	244,789
*	AUK Corp.	40,090	73,435
#	Bing Grae Co., Ltd.	29,190	916,623
* #	BNG Steel Co., Ltd	41,370	258,578
	Bohae Brewery Co., Ltd.	8,830	111,317
*	Boo Kook Securities Co., Ltd.	27,705	518,115
	Boryung Pharmaceutical Co., Ltd.	11,018	224,571
	Busan Bank	708,450	3,885,895
	BYC Co., Ltd.	810	81,108
	Byuck San Corp.	10,472	76,354
*	Byuck San Engineering and Construction Co., Ltd.	87,860	204,157
*	C & Heavy Industries Co., Ltd.	59,460	8,110
	Cambridge Members Co., Ltd.	8,070	60,220
	Cheil Industrial, Inc.	107,574	3,862,352
*	Cho Kwang Leather Co., Ltd.	13,660	69,890
	Cho Kwang Paint Co., Ltd.	24,260	56,824
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	55,837

*	Chon Bang Co., Ltd.	2,520	54,755
#	Choongwae Pharmaceutical Corp.	24,657	296,140
	Chosun Refractories Co., Ltd.	10,390	473,563
#	Chungho Comnet Co., Ltd.	24,590	272,888
	CJ Cheiljedang Corp.	505	62,240
#	CJ Corp.	90,342	3,474,411
*	Comtec Systems Co., Ltd.	75,460	61,240
* #	Cosmochemical Co., Ltd.	47,640	203,366
#	Crown Confectionery Co., Ltd.	2,910	132,047
*	Dae Chang Industrial Co., Ltd.	257,400	111,361
	Dae Dong Industrial Co., Ltd.	17,320	246,589
	Dae Hyun Co., Ltd.	192,600	106,548
* #	Dae Sang Corp.	110,202	546,751
	Dae Won Kang Up Co., Ltd.	238,400	316,062
*	Dae Young Packaging Co., Ltd.	388,976	121,455
#	Daeduck Electronics Co., Ltd.	227,450	746,655
#	Daeduck Industries Co., Ltd.	68,930	374,936
	Daegu Bank Co., Ltd.	672,652	4,618,648
#	Daehan Flour Mills Co., Ltd.	5,955	607,911
	Daehan Synthetic Fiber Co., Ltd.	5,193	282,683
#	Daekyo Co., Ltd.	346,480	1,693,433
#	Daelim Industrial Co., Ltd.	144,089	6,994,923
	Daelim Trading Co., Ltd.	31,734	101,155
	Daesang Holdings Co., Ltd.	33,096	76,505
#	Daesung Industrial Co., Ltd.	8,895	516,009
*	Daewon Cable Co., Ltd.	13,570	71,414
	Daewon Pharmaceutical Co., Ltd.	39,180	152,294
#	Daewoo Engineering & Construction Co., Ltd.	57,850	507,353
* #	Daewoo Motor Sales Corp.	159,350	1,670,367
*	Daewoong Co., Ltd.	14,890	261,478
	Dahaam E-Tec Co., Ltd.	5,985	135,837
* #	Daishin Securities Co., Ltd.	248,481	3,456,468
* #	Daiyang Metal Co., Ltd.	77,290	177,903
#	Daou Technology, Inc.	145,600	899,410
#	DC Chemical Co., Ltd.	1,370	240,244
*	DI Corp.	101,890	111,090
	Digital Power Communications Co., Ltd.	113,840	118,040
	Dong Ah Tire Industrial Co., Ltd.	51,594	333,327
*	Dong Hai Pulp Co., Ltd.	6,457	32,223
	Dong IL Rubber Belt Co., Ltd.	40,761	61,085
* #	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	336,569
* #	Dong Won Co., Ltd.	14,220	89,166
	Dongbang Agro Co., Ltd.	53,610	292,996
	Dongbang Transport Logistics Co., Ltd.	51,750	101,089
	Dongbu Corp.	73,520	642,420
* #	Dongbu HiTek Co., Ltd.	104,044	770,658
* #	Dongbu Securities Co., Ltd.	123,376	691,691
#	Dongbu Steel Co., Ltd.	92,198	654,506
	Dong-Il Corp.	6,378	264,711
*	Dongkook Industrial Co., Ltd.	16,200	19,240
#	Dongkuk Steel Mill Co., Ltd.	192,032	4,373,531
	Dongsung Pharmaceutical Co., Ltd.	92,550	114,283

	Dongwon F&B Co., Ltd.	10,026	266,700
#	Dongwon Industries Co., Ltd.	7,116	498,854
	Dongyang Engineering & Construction Corp.	6,597	115,529
	Dongyang Express Bus Corp.	3,729	71,720
#	Dongyang Mechatronics Corp.	115,477	397,806
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	96,484
	DPI Co., Ltd.	22,738	99,364
	Duck Yang Industry Co., Ltd.	4,000	21,335
#	Ducsung Co., Ltd.	45,260	66,301
*	Eagon Industrial Co., Ltd.	11,400	128,103
	e-Starco Co., Ltd.	170,050	136,086
	F&F Co., Ltd.	62,660	155,650
*	First Fire & Marine Insurance Co., Ltd.	28,830	155,297
	Fursys, Inc.	29,120	529,298
	Gaon Cable Co., Ltd.	12,730	317,134
#	GIIR, Inc.	31,610	222,891
#	Global & Yuasa Battery Co., Ltd.	53,100	1,234,654
	Green Cross Holdings Corp.	10,540	543,593
#	GS Holdings Corp.	285,000	6,835,992
	Hae In Co., Ltd.	24,780	100,621
#	Halla Climate Control Corp.	90,050	617,553
#	Halla Engineering & Construction Corp.	38,260	741,279
*	Han All Pharmaceutical Co., Ltd.	79,410	335,957
#	Han Kuk Carbon Co., Ltd.	25,070	139,613
* #	Han Yang Securities Co., Ltd.	57,340	488,645
	Hana Financial Group, Inc.	560,583	9,655,455
	Handok Pharmaceuticals Co., Ltd.	18,150	183,091
#	Handsome Corp.	110,990	817,613
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,668,466
	Hanil Construction Co., Ltd.	38,025	236,174
	Hanil E-Wha Co., Ltd.	135,210	277,733
*	Hanil Iron & Steel Co., Ltd.	1,815	19,307
	Hanjin Heavy Industries & Construction Co., Ltd.	115,934	3,241,192
	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,408,323
#	Hanjin Shipping Co., Ltd.	270,360	4,115,360
#	Hanjin Transportation Co., Ltd.	38,000	947,311
	Hankook Cosmetics Co., Ltd.	110,860	269,002
	Hankook Shell Oil Co., Ltd.	1,880	113,115
#	Hankook Tire Manufacturing Co., Ltd.	492,550	5,872,962
	Hankuk Electric Glass Co., Ltd.	990	19,784
	Hankuk Glass Industries, Inc.	29,050	528,598
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	396,375
*	Hansae Co., Ltd.	32,917	154,964
	Hansae Yes24 Holdings Co., Ltd.	10,972	28,687
	Hanshin Construction Co., Ltd.	24,880	281,576
#	Hansol Chemical Co., Ltd.	35,837	240,266
*	Hansol Paper Co., Ltd.	179,464	1,326,434
#	Hanssem Co., Ltd.	60,410	351,193
*	Hansung Enterprise Co., Ltd.	9,410	43,467
	Hanwha Chemical Corp.	363,242	3,266,746
* #	Hanwha Securities Co., Ltd.	219,425	1,878,928
	Hanwha Timeworld Co., Ltd.	9,000	67,960

#	Heung-A Shipping Co., Ltd.	63,680	64,285
#	Hite Holdings Co., Ltd.	30,390	767,633
* #	HMC Investment Securities Co., Ltd.	42,113	813,892
#	Honam Petrochemical Corp.	67,515	4,031,439
	Hotel Shilla Co., Ltd.	67,520	836,911
*	HS R&A Co., Ltd.	12,680	67,294
#	Huchems Fine Chemical Corp.	38,970	781,509
*	Huneed Technologies	9,003	37,010
#	Husteel Co., Ltd.	22,160	333,856
#	Hwa Sung Industrial Co., Ltd.	44,200	219,430
	Hwacheon Machine Tool Co., Ltd.	2,050	50,208
	Hwacheon Machinery Works Co., Ltd.	4,490	48,608
	Hwashin Co., Ltd.	59,700	99,770
* #	Hynix Semiconductor, Inc.	1,389,098	15,597,643
#	Hyosung T & C Co., Ltd.	124,047	7,710,419
*	Hyundai Cement Co., Ltd.	17,245	217,299
#	Hyundai DSF Co., Ltd.	38,700	236,772
#	Hyundai Elevator Co., Ltd.	22,090	1,217,185
#	Hyundai H & S Co., Ltd.	21,786	983,355
#	Hyundai Hysco	270,550	1,951,404
#	Hyundai Merchant Marine Co., Ltd.	87,351	1,816,617
	Hyundai Mipo Dockyard Co., Ltd.	51,203	5,965,748
	Hyundai Mobis	3,297	253,019
#	Hyundai Motor Co., Ltd.	764,050	40,826,973
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	225,556
*	Hyundai Securities Co., Ltd.	643,939	7,513,245
#	Hyundai Steel Co.	238,900	10,086,096
*	Il Dong Pharmaceutical Co., Ltd.	20,084	639,057
	Il Sung Construction Co., Ltd.	7,660	42,683
	Iljin Diamond Co., Ltd.	5,782	56,888
*	Iljin Display Co., Ltd.	14,591	77,295
*	Iljin Holdings Co., Ltd.	96,174	290,216
	Ilshin Spinning Co., Ltd.	5,070	233,630
#	Ilsung Pharmaceutical Co., Ltd.	9,060	482,115
#	InziControls Co., Ltd.	27,640	71,162
	IS Dongseo Co., Ltd.	27,140	195,759
#	ISU Chemical Co., Ltd.	19,790	211,316
#	IsuPetasys Co., Ltd.	116,640	160,435
#	Jahwa Electronics Co., Ltd.	69,130	361,392
	Jeil Mutual Savings Bank	40,900	147,325
	Jeil Pharmaceutical Co.	33,420	241,616
#	Jeonbuk Bank, Ltd.	202,062	931,465
*	Jinro, Ltd.	57	14,275
* #	Joongang Construction Co., Ltd.	20,550	104,578
#	K.C. Tech Co., Ltd.	109,497	331,362
* #	KB Financial Group, Inc. ADR	1,203,424	38,365,157
	KCC Corp.	29,050	8,057,823
	KCTC	6,030	65,325
* #	Keangnam Enterprises, Ltd.	53,600	489,989
* #	KEC Corp.	116,249	70,813
	KEC Holdings Co., Ltd.	38,749	30,290
	Keyang Electric Machinery Co., Ltd.	187,450	240,326

#	KG Chemical Corp.	36,983	250,277
* #	Kia Motors Corp.	986,780	8,648,129
#	KISCO Corp.	29,571	1,243,186
	KISWIRE, Ltd.	50,083	1,978,015
	Kodenshi Korea Corp.	64,590	191,946
	Kolon Engineering & Construction Co., Ltd.	63,270	416,473
#	Kolon Industries, Inc.	70,909	1,956,716
*	Korea Cast Iron Pipe Co., Ltd.	63,778	223,650
*	Korea Circuit Co., Ltd.	57,220	132,637
* #	Korea Development Co., Ltd.	40,490	227,404
*	Korea Development Leasing Corp.	12,762	275,971
#	Korea Electric Terminal Co., Ltd.	42,160	553,027
#	Korea Exchange Bank	1,137,620	6,481,482
#	Korea Export Packing Industries Co., Ltd.	5,420	41,779
*	Korea Flange Co., Ltd.	18,630	170,914
*	Korea Green Paper Manufacturing Co., Ltd.	21,304	36,863
*	Korea Investment Holdings Co., Ltd.	207,626	5,259,396
#	Korea Iron & Steel Co., Ltd.	8,957	398,495
* #	Korea Kolmar Co., Ltd.	20,300	57,096
#	Korea Komho Petrochemical Co., Ltd.	61,869	1,661,754
#	Korea Line Corp.	35,553	2,108,414
#	Korea Mutual Savings Bank	18,280	294,038
* #	Korea Petrochemical Industry Co., Ltd.	25,400	821,686
#	Korea Zinc Co., Ltd.	35,825	3,872,936
*	Korean Air Co., Ltd.	205,694	6,266,254
	Korean Air Terminal Service Co., Ltd.	10,970	287,280
*	Korean French Banking Corp.	167,589	105,868
* #	KP Chemical Corp.	304,576	1,666,135
	KPX Chemical Co., Ltd.	9,632	325,188
#	KPX Fine Chemical Co., Ltd.	6,795	242,613
	KPX Holdings Corp.	7,249	214,956
*	KT Freetel, Ltd.	458,000	9,461,182
* #	KTB Securities Co., Ltd.	255,110	1,040,340
#	Kukdo Chemical Co., Ltd.	15,960	472,866
*	Kukje Pharm Ind. Co., Ltd.	32,956	77,132
#	Kumho Electronics Co., Ltd.	15,879	466,296
	Kumho Industrial Co., Ltd.	98,875	1,780,459
*	Kumho Investment Bank	637,880	301,438
* #	Kumho Tire Co., Inc.	286,360	1,376,870
#	Kumkang Industrial Co., Ltd.	11,170	102,369
	Kunsul Chemical Industrial Co., Ltd.	22,480	221,151
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	638,923
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	79,680
	Kyeryong Construction Industrial Co., Ltd.	26,510	571,842
* #	Kyobo Securities Co., Ltd.	67,440	593,265
	Kyung Dong Navien Co., Ltd.	3,450	79,181
	Kyung Nong Corp.	60,670	183,353
*	Kyungbang Co., Ltd.	2,312	232,543
	Lee Ku Industrial Co., Ltd.	60,490	47,808
	LG Chemical, Ltd.	175,904	19,421,995
#	LG Corp.	8,397	371,704
	LG Dacom Corp.	219,720	3,366,391

#	LG Electronics, Inc.	108,628	8,973,983
#	LG Fashion Corp.	50,470	854,544
*	LG Hausys, Ltd.	23,802	2,133,461
	LG International Corp.	82,553	1,328,021
#	LG Phillips LCD Co., Ltd.	444,000	10,896,171
#	Lotte Chilsung Beverage Co., Ltd.	3,700	2,393,733
#	Lotte Confectionary Co., Ltd.	3,827	3,081,039
	Lotte Midopa Co., Ltd.	84,420	893,891
#	Lotte Sam Kang Co., Ltd.	4,440	597,474
	Lotte Shopping Co., Ltd.	43,969	7,679,792
#	LS Corp.	67,340	5,302,188
* #	Meritz Securities Co., Ltd.	928,245	877,846
	Mi Chang Oil Industrial Co., Ltd.	3,650	96,895
	MonAmi Co., Ltd.	693	5,293
#	Moorim Paper Co., Ltd.	57,710	364,652
	Motonic Corp.	6,400	31,311
#	Namhae Chemical Corp.	70,640	1,242,329
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	314,002
	Namyang Dairy Products Co., Ltd.	2,226	886,801
*	Nasan Co., Ltd.	64,971	63,234
	Nexen Corp.	5,680	116,437
#	Nexen Tire Corp.	375,930	1,174,650
*	NH Investment & Securities Co., Ltd.	176,431	1,059,268
#	Nong Shim Co., Ltd.	15,130	2,553,129
	Nong Shim Holdings Co., Ltd.	7,060	319,434
	Noroo Paint Co., Ltd.	37,899	91,342
*	ON*Media Corp.	334,810	748,029
	Ottogi Corp.	10,309	980,405
	Pacific Corp.	17,065	1,585,320
	Pacific Pharmaceutical Co., Ltd.	3,840	90,376
	Pang Rim Co., Ltd.	15,040	174,150
*	PaperCorea, Inc.	19,552	132,749
#	Pohang Coated Steel Co., Ltd.	17,630	368,276
* #	Poong Lim Industrial Co., Ltd.	74,350	180,185
* #	Poongsan Corp.	104,032	1,273,114
* #	Poongsan Holdings Corp.	19,558	274,725
	POSCO	420	129,520
#	POSCO ADR	1,047,985	80,663,405
	Pulmuone Co., Ltd.	6,125	353,361
	Pum Yang Construction Co., Ltd.	21,917	173,249
#	Pusan City Gas Co., Ltd.	60,370	989,830
*	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	35,610
* #	Pyung Hwa Holdings Co., Ltd.	17,030	20,542
	Pyung Hwa Industrial Co., Ltd.	42,488	75,627
	S&T Corp.	144	3,283
#	S&T Dynamics Co., Ltd.	138,204	1,564,058
	S&T holdings Co, Ltd.	52,273	500,580
* #	Saehan Industries, Inc.	162,470	1,323,314
* #	Saehan Media Corp.	38,923	87,629
	Sam Kwang Glass Industrial Co., Ltd.	19,870	626,860
	Sam Whan Camus Co., Ltd.	9,400	54,949
	Sam Yung Trading Co., Ltd.	13,840	43,622

#	Sambu Construction Co., Ltd.	24,344	540,006
* #	Samho International Co., Ltd.	12,120	43,956
	Samhwa Crown and Closure Co., Ltd.	3,100	41,756
	Samhwa Paints Industrial Co., Ltd.	48,610	141,435
*	Samick Musical Instruments Co., Ltd.	621,710	377,989
	Samsung Climate Control Co., Ltd.	11,990	56,592
#	Samsung Corp.	569,540	19,640,501
	Samsung Electro-Mechanics Co., Ltd.	99,520	4,002,742
	Samsung Fine Chemicals Co., Ltd.	89,080	3,495,188
	Samsung SDI Co., Ltd.	166,550	11,953,393
	Samwhan Corp.	40,500	450,182
#	Samyang Corp.	35,236	1,052,228
	Samyang Genex Co., Ltd.	9,472	425,658
	Samyang Tongsang Co., Ltd.	8,060	141,179
#	Samyoung Electronics Co., Ltd.	65,330	628,509
*	SAVEZONE I&C Corp.	166,200	210,881
	SC Engineering Co., Ltd.	34,640	166,616
#	Seah Besteel Corp.	100,300	1,294,695
	SeAH Holdings Corp.	12,561	677,478
	SeAH Steel Corp.	17,133	583,233
#	Sebang Co., Ltd.	80,550	797,015
	Sejong Industrial Co., Ltd.	101,600	383,359
#	Seondo Electric Co., Ltd.	36,672	64,267
* #	Seoul Securities Co., Ltd.	2,163,799	1,937,000
*	SGWICUS Corp.	20,530	34,451
*	SH Chemical Co., Ltd.	528,345	255,657
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	105,816
	Shin Won Corp.	67,000	73,967
*	Shin Young Securities Co., Ltd.	26,040	829,362
	Shin Young Wacoal, Inc.	273	18,809
#	Shinhan Engineering & Construction Co., Ltd.	18,180	234,472
*	Shinhan Financial Group Co., Ltd.	81,216	2,009,282
#	Shinhan Financial Group Co., Ltd. ADR	268,994	13,274,854
	Shinpoong Pharmaceutical Co., Ltd.	13,200	263,565
	Shinsegae Engineering & Construction Co., Ltd.	8,470	99,648
*	Shinsung Engineering & Construction Co., Ltd.	39,449	10,608
#	Shinsung Engineering Co., Ltd.	27,117	79,282
#	Shinsung FA Co., Ltd.	27,117	70,646
#	Shinsung Holdings Co., Ltd.	79,589	402,314
*	Shinsung Tongsang Co., Ltd.	34,250	97,123
	Silla Trading Co., Ltd.	18,890	225,656
#	Sindo Ricoh Co., Ltd.	32,751	1,455,076
#	SJM Co., Ltd.	60,580	205,933
#	SK Co., Ltd.	174,491	16,140,590
	SK Energy Co., Ltd.	230,735	18,089,202
#	SK Gas Co., Ltd.	28,426	1,193,305
#	SKC Co., Ltd.	143,710	2,574,016
*	SL Corp.	33,210	93,845
*	Songwon Industrial Co., Ltd.	45,480	396,024
*	Soosan Heavy Industries Co., Ltd.	90,730	61,473
* #	Ssangyong Cement Industry Co., Ltd.	193,556	1,445,075
	Suheung Capsule Co., Ltd.	52,170	305,405

	Sung Bo Chemicals Co., Ltd.	4,130	80,147
* #	Sung Shin Cement Co., Ltd.	60,720	393,109
*	Sungchang Enterprise Holdings, Ltd.	20,760	338,900
	Sungjee Construction Co., Ltd.	28,480	163,602
* #	Sungwon Corp.	69,880	264,126
*	Sunjin Co., Ltd.	7,650	133,626
* #	Sunkyong Securities Co., Ltd.	384,280	842,970
#	Tae Kwang Industrial Co., Ltd.	3,447	1,722,201
#	Tae Kyung Industrial Co., Ltd.	92,200	386,520
	Taegu Department Store	52,221	429,312
#	Taeyoung Engineering & Construction	242,600	1,379,755
#	Tai Han Electric Wire Co., Ltd.	146,747	2,911,643
	Tai Lim Packaging Industries Co., Ltd.	134,200	98,677
*	Taihan Textile Co., Ltd.	836	16,907
*	Tec & Co.	56,847	122,184
	Telcoware Co., Ltd.	36,000	209,403
	The Will-Bes & Co., Ltd.	44,310	102,986
*	Tong Kook Corp.	607	739
	Tong Yang Moolsan Co., Ltd.	12,890	71,602
*	Tong Yang Securities, Inc.	300,000	2,438,370
*	TRYBRANDS, Inc.	30,151	80,035
	TS Corp.	11,001	453,727
#	Unid Co., Ltd.	32,400	1,020,887
*	Unimo Technology Co., Ltd.	17,000	9,952
	Union Steel Manufacturing Co., Ltd.	29,697	409,047
	Wiscom Co., Ltd.	32,980	104,821
*	Woongjin.Com Co., Ltd.	119,830	1,188,055
#	Woori Financial Co., Ltd.	53,950	222,690
*	Woori Investment & Securities Co., Ltd.	451,010	6,311,926
	WooSung Feed Co., Ltd.	101,890	105,216
	YESCO Co., Ltd.	16,050	336,591
	Yoosung Enterprise Co., Ltd.	106,520	217,496
#	Youlchon Chemical Co., Ltd.	82,970	478,582
*	Young Poong Mining & Construction Corp.	18,030	773
	Youngbo Chemical Co., Ltd.	33,000	45,746
	Youngone Corp.	178,660	1,369,704
#	Youngpoong Corp.	4,289	1,573,721
*	Yuhwa Securities Co., Ltd.	28,680	322,709
* #	Yuyang Telecom Co., Ltd.	11,200	73,865
*	Zinus, Inc.	1,866	5,454
TOTAL COMMON STOCKS			626,438,105

RIGHTS/WARRANTS — (0.0%)
*	Dongyang Engineering & Construction Corp. Rights 05/29/09	2,111	12,258

TOTAL — SOUTH KOREA			626,450,363

TAIWAN — (11.9%)
COMMON STOCKS — (11.9%)
*	A.G.V. Products Corp.	2,790,429	793,154
	Abocom Systems, Inc.	340,752	78,660

	Acbel Polytech, Inc.	2,851,960	1,741,989
*	Accton Technology Corp.	3,633,000	1,134,399
	Acer, Inc.	794,783	1,519,043
#	Advanced Semiconductor Engineering, Inc. ADR	155,986	472,638
	Allis Electric Co., Ltd.	749,320	137,416
	Ampoc Far East Co., Ltd.	749,016	197,706
	Amtran Technology Co., Ltd.	2,115,173	955,386
*	Apex Science & Engineering Corp.	496,000	142,261
*	Arima Computer Corp.	3,904,781	517,200
	Asia Cement Corp.	11,165,366	11,496,403
	Asia Chemical Corp.	1,756,000	648,969
	Asia Polymer Corp.	1,576,489	809,767
	Asia Vital Components Co., Ltd.	1,520,655	846,852
	AU Optronics Corp.	3,974,575	4,228,490
#	AU Optronics Corp. Sponsored ADR	3,869,083	41,979,551
	Audix Co., Ltd.	823,164	381,650
	Aurora Corp.	568,676	525,755
	Aurora Systems Corp.	281,281	165,830
	Avision, Inc.	1,360,555	404,097
	Bank of Kaohsiung Co., Ltd.	3,673,926	903,863
*	Behavior Tech Computer Corp.	884,716	59,145
	Bes Engineering Corp.	9,541,443	2,329,258
	Biostar Microtech International Corp.	476,595	196,260
	C Sun Manufacturing, Ltd.	219,249	69,327
*	Carnival Industrial Corp.	2,482,000	402,619
	Cathay Chemical Works, Inc.	857,000	228,481
	Cathay Real Estate Development Co., Ltd.	8,230,421	2,508,613
	Central Reinsurance Co., Ltd.	2,457,781	764,295
	Chain Qui Development Co., Ltd.	272,173	141,132
	Champion Building Materials Co., Ltd.	2,086,914	652,905
	Chang Hwa Commercial Bank	36,121,459	14,549,299
*	Chang-Ho Fibre Corp.	192,000	65,016
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	599,140
	Cheng Loong Corp.	7,053,480	1,731,354
	Chenming Mold Industrial Corp.	798,040	227,960
	Chi Mei Optoelectronic Corp.	30,325,932	15,084,375
*	Chia Her Industrial Co., Ltd.	1,358,004	77,041
*	Chia Hsin Cement Corp.	4,145,594	2,092,658
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,634
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	353,336
*	Chien Tai Cement Co., Ltd.	238	9
	Chilisin Electronics Corp.	168,300	53,480
*	China Airlines	15,861,952	4,314,326
	China Chemical & Pharmaceutical Co.	1,877,264	1,224,259
	China Development Financial Holding Corp.	80,236,032	20,461,182
	China Electric Manufacturing Co., Ltd.	2,450,200	975,826
*	China General Plastics Corp.	2,402,000	775,882
	China Glaze Co., Ltd.	889,084	215,580
	China Man-Made Fiber Co., Ltd.	8,736,813	1,481,716
	China Metal Products Co., Ltd.	470,000	373,367
	China Motor Co., Ltd.	5,676,749	2,410,721
*	China Petrochemical Development Corp.	13,242,580	3,059,269

*	China Rebar Co., Ltd.	439,188	60,022
	China Steel Structure Co., Ltd.	498,219	270,033
	China Synthetic Rubber Corp.	2,189,890	2,165,312
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	239,330
	Chinatrust Financial Holdings Co., Ltd.	37,442,937	17,114,337
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	205,964
	Chin-Poon Industrial Co., Ltd.	2,197,451	973,941
	Chun Yu Works & Co., Ltd.	1,800,000	649,941
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,118,480
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	685,041
	Chung Hwa Pulp Corp.	3,513,419	1,087,219
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	8,549,892
	Clevo Co.	2,567,280	2,940,441
*	CMC Magnetics Corp.	24,065,000	5,108,928
	Collins Co., Ltd.	1,769,823	431,424
	Compal Electronics, Inc.	2,289,623	1,941,688
	Compeq Manufacturing Co., Ltd.	7,890,000	2,018,706
*	Compex International Co., Ltd.	46,400	281
	Continental Engineering Corp.	5,097,848	1,558,433
*	Cosmos Bank Taiwan	2,048,199	169,119
	CTCI Corp.	2,583,939	1,907,635
	CX Technology Co., Ltd.	82,728	27,717
	Cyntec Co., Ltd.	27,319	39,724
	Da-Cin Construction Co., Ltd.	1,684,579	798,435
*	Delpha Construction Co., Ltd.	1,684,044	276,152
*	Der Pao Construction Co., Ltd.	1,139,000	28,240
	Diamond Flower Electric Instrument Co., Ltd.	68,595	83,445
	E.Sun Financial Holding Co., Ltd.	15,243,280	4,098,339
	Eastern Media International Corp.	8,183,399	1,403,059
	Eclat Textile Co., Ltd.	310,867	143,027
	Edom Technology Co., Ltd.	888,800	242,623
	Elan Microelectronics Corp.	1,495,361	1,485,477
	Elite Material Co., Ltd.	1,263,079	527,902
	Elite Semiconductor Memory Technology, Inc.	793,109	759,943
	Elitegroup Computer Systems Co., Ltd.	6,985,066	2,263,864
	Enlight Corp.	1,184,549	31,977
*	EnTie Commercial Bank	693,232	186,840
*	Eva Airways Corp.	16,403,783	4,630,612
*	Ever Fortune Industrial Co., Ltd.	409,000	4,081
	Everest Textile Co., Ltd.	3,357,002	609,886
	Evergreen International Storage & Transport Corp.	3,116,000	2,110,524
	Evergreen Marine Corp., Ltd.	9,208,527	4,589,733
	Everlight Chemical Industrial Corp.	2,147,950	702,061
*	Everspring Industry Co., Ltd.	1,293,180	225,237
*	Evertop Wire Cable Corp.	829,890	130,777
	Excel Cell Electronics Co., Ltd.	565,000	174,848
	Far Eastern Department Stores, Ltd.	4,970,936	3,100,596
*	Far Eastern International Bank	11,541,236	2,274,115
	Federal Corp.	3,092,876	1,148,045
	Feng Hsin Iron & Steel Co., Ltd.	342,990	420,868

*	FIC Global, Inc.	122,255	16,535
	First Copper Technology Co., Ltd.	2,383,750	522,551
	First Financial Holding Co., Ltd.	18,098,108	9,559,379
	First Hotel	544,854	423,361
	First Steamship Co., Ltd.	728,000	918,882
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,120,421
	Formosa Taffeta Co., Ltd.	7,495,511	4,817,330
	Formosan Rubber Group, Inc.	4,667,000	2,212,907
*	Formosan Union Chemical Corp.	238,174	81,163
	Fortune Electric Co., Ltd.	794,850	877,436
*	Fu I Industrial Co., Ltd.	290,400	63,326
	Fubon Financial Holding Co., Ltd.	30,440,000	23,594,633
	Fwuson Industry Co., Ltd.	1,518,220	389,752
	G.T.M. Corp.	543,000	182,154
*	Giga Storage Corp.	2,039,898	340,949
	Giga-Byte Technology Co., Ltd.	5,303,287	3,690,883
	Gold Circuit Electronics, Ltd.	2,574,549	812,427
	Goldsun Development & Construction Co., Ltd.	8,392,689	3,262,579
	Good Will Instrument Co., Ltd.	383,670	178,520
	Gordon Auto Body Parts Co., Ltd.	1,050,352	332,320
*	Grand Pacific Petrochemical Corp.	3,861,000	1,011,436
	Grape King, Inc.	516,000	354,824
	Great China Metal Industry Co., Ltd.	1,577,000	839,056
	Great Wall Enterprise Co., Ltd.	1,721,327	1,789,090
	Hanpin Co., Ltd.	1,008,000	404,682
*	Helix Technology, Inc.	29,585	—
	Hey Song Corp.	3,250,000	1,299,034
*	Hitron Technologies, Inc.	514,000	165,920
*	Ho Tung Holding Corp.	3,868,628	1,130,338
*	Hocheng Corp.	2,499,300	582,888
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	458,110
	Hong Ho Precision Textile Co., Ltd.	58,136	12,454
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	482,110
	Hong Yi Fiber Industry Co., Ltd.	573,000	105,715
	Hsin Kuang Steel Co., Ltd.	1,568,465	817,389
	Hsing Ta Cement Co., Ltd.	1,969,980	566,053
	Hua Eng Wire & Cable Co., Ltd.	4,069,035	769,816
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,792,608
*	Hualon Corp.	257,040	8,394
	Hung Ching Development & Construction Co., Ltd.	1,828,468	361,396
	Hung Poo Construction Corp.	1,392,436	1,289,548
	Hung Sheng Construction Co., Ltd.	3,463,000	1,085,365
*	Hwa Fong Rubber Co., Ltd.	408,960	126,214
	Ichia Technologies, Inc.	1,992,260	787,961
*	Inernational Semiconductor Technology, Ltd.	10,000	2,157
	Innolux Display Corp.	5,700,000	6,285,896
	Inventec Corp.	13,588,781	6,797,926
*	Jean Co., Ltd.	118,864	26,892
	Jui Li Enterprise Co., Ltd.	712,760	174,367
	Jung Shing Wire Co., Ltd.	127,936	24,192
	K Laser Technology, Inc.	735,601	309,984
	Kang Na Hsiung Co., Ltd.	1,395,127	812,401

*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	368,975
	Kaulin Manufacturing Co., Ltd.	926,656	401,904
	Kee Tai Properties Co., Ltd.	1,657,368	558,935
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	1,692,133
	King Yuan Electronics Co., Ltd.	10,137,518	3,037,218
	Kingdom Construction Co., Ltd.	3,124,000	1,138,904
*	King’s Town Bank	5,194,012	1,142,459
	Kinpo Electronics, Inc.	9,690,375	2,428,242
	Knowledge-Yield-Excellence Systems Corp.	432,416	340,380
	Kung Long Batteries Industrial Co., Ltd.	173,000	93,552
	Kuoyang Construction Co., Ltd.	641,029	207,035
*	Kwong Fong Industries Corp.	3,801,000	586,401
	Lan Fa Textile Co., Ltd.	2,409,703	464,430
*	Lead Data Co., Ltd.	2,539,140	328,116
*	Leadtek Research, Inc.	727,844	131,557
*	Lealea Enterprise Co., Ltd.	4,662,000	651,581
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,863,544
	Lee Chi Enterprises Co., Ltd.	845,900	274,876
	Lelon Co., Ltd.	919,118	216,399
*	Leofoo Development Co., Ltd.	1,777,000	919,173
	Les Enphants Co., Ltd.	167,204	104,317
*	Li Peng Enterprise Co., Ltd.	3,988,712	530,803
	Lian Hwa Foods Corp.	157,000	55,117
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	224,162
	Lien Hwa Industrial Corp.	4,149,411	1,772,860
	Lingsen Precision Industries, Ltd.	2,254,295	629,075
	Lite-On Technology Corp.	5,412,209	4,331,380
	Long Bon Development Co., Ltd.	2,839,301	632,491
*	Long Chen Paper Co., Ltd.	3,677,741	795,285
	Lucky Cement Corp.	2,683,000	569,042
	Macronix International Co., Ltd.	26,111,644	10,869,951
	Mayer Steel Pipe Corp.	788,740	351,000
	Maywufa Co., Ltd.	192,264	106,645
	Mega Financial Holding Co., Ltd.	69,737,000	28,188,790
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	157,654
	Mercuries & Associates, Ltd.	3,533,829	1,342,218
*	Mercuries Data Co., Ltd.	1,131,800	233,793
	Merida Industry Co., Ltd.	447,260	636,982
	Microelectronics Technology, Inc.	1,938,000	873,254
	Micro-Star International Co., Ltd.	6,657,448	4,082,533
*	Microtek International, Inc.	819,062	96,297
	Mitac International Corp.	2,281,000	1,054,266
	Mitac Technology Corp.	1,501,065	800,337
	Mobiletron Electronics Co., Ltd.	90,000	42,099
	Mospec Seminconductor Corp.	404,000	168,487
*	Mustek Systems, Inc.	1,191,983	66,714
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	225,493
	Nankang Rubber Tire Co., Ltd.	278,941	203,792
	Nantex Industry Co., Ltd.	1,459,474	1,091,828
*	Nanya Technology Co., Ltd.	20,440,706	4,585,302
*	New Asia Construction & Development Co., Ltd.	1,011,542	199,307

	Nien Hsing Textile Co., Ltd.	3,910,000	1,395,011
*	Ocean Plastics Co., Ltd.	1,135,776	476,359
*	Optimax Technology Corp.	3,466,000	166,446
	Opto Tech Corp.	885,609	477,297
*	Orient Semiconductor Electronics, Ltd.	372,276	54,099
	Oriental Union Chemical Corp.	3,567,225	1,912,008
*	Pacific Construction Co., Ltd.	4,079,256	333,532
	Pan Jit International, Inc.	1,982,818	973,393
	Phihong Technology Co., Ltd.	2,226,661	759,145
	Phoenix Precision Technology Corp.	1,820,000	598,707
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	150,152
	Prince Housing & Development Corp.	4,151,737	1,124,717
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	278,649
*	Promise Technology, Inc.	654,685	312,666
	Qisda Corp.	8,957,952	3,164,619
*	Quintain Steel Co., Ltd.	3,247,000	619,343
	Radium Life Tech Corp.	1,491,144	654,278
	Ralec Electronic Corp.	286,018	195,869
	Realtek Semiconductor Corp.	805,290	1,302,352
*	Rectron, Ltd.	452,836	50,765
	Reward Wool Industry Corp.	965,000	148,797
*	Rexon Industrial Corp., Ltd.	1,026,820	151,787
*	Ritek Corp.	20,663,518	4,349,514
	Ruentex Development Co., Ltd.	2,897,000	2,041,677
	Ruentex Industries, Ltd.	2,485,000	2,069,500
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,159,628
	San Fang Chemical Industry Co., Ltd.	217,644	159,508
	Sanyang Industrial Co., Ltd.	5,526,268	1,596,904
	Sanyo Electric Co., Ltd.	971,000	729,490
	Senao International Co., Ltd.	150,944	189,228
	Shan-Loong Transportation Co., Ltd.	133,286	52,786
	Sheng Yu Steel Co., Ltd.	1,716,000	1,182,426
	Shihlin Electric & Engineering Corp.	1,743,000	1,741,977
	Shin Kong Financial Holding Co., Ltd.	14,428,507	4,658,780
	Shinkong Co., Ltd.	2,182,412	745,058
	Shinkong Synthetic Fibers Co., Ltd.	9,238,342	1,739,999
	Shuttle, Inc.	1,190,223	396,828
	Sigurd Microelectronics Corp.	487,608	149,325
*	Silicon Integrated Systems Corp.	10,223,485	2,870,311
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,772
	Sincere Navigation Corp.	538,692	508,015
	Sinkang Industries Co., Ltd.	806,669	260,964
	Sinkong Spinning Co., Ltd.	1,246,311	720,309
	Sinon Corp.	2,114,700	950,737
	SinoPac Holdings Co., Ltd.	60,339,809	15,836,850
*	Sintek Photronics Corp.	3,861,120	1,408,698
	Siward Crystal Technology Co., Ltd.	889,405	314,515
	Solomon Technology Corp.	1,153,847	303,926
	South East Soda Manufacturing Co., Ltd.	927,500	794,992

	Southeast Cement Co., Ltd.	3,208,700	868,395
	Space Shuttle Hi-Tech Co., Ltd.	549,269	106,300
	SPI Electronic Co., Ltd.	100,000	78,700
	Spirox Corp.	282,367	111,680
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	497,964
	Standard Foods Taiwan, Ltd.	1,850,000	1,743,919
	Stark Technology, Inc.	775,200	389,441
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	939,371
	Sunplus Technology Co., Ltd.	2,515,620	1,256,393
	Synnex Technology International Corp.	1,687,339	2,448,089
*	Syscom Computer Engineering Co.	446,000	118,710
	Sysware Systex Corp.	828,801	515,154
*	T JOIN Transportation Co., Ltd.	3,278,000	1,615,324
	Ta Chen Stainless Pipe Co., Ltd.	1,498,864	788,886
*	Ta Chong Bank, Ltd.	12,806,906	1,888,900
	Ta Ya Electric Wire & Cable Co., Ltd.	4,255,732	780,028
	Ta Yih Industrial Co., Ltd.	192,000	95,034
	Tah Hsin Industrial Corp.	1,452,000	840,698
*	Tai Roun Products Co., Ltd.	379,000	71,212
	Ta-I Technology Co., Ltd.	1,279,034	655,447
	Taichung Commercial Bank	7,966,754	1,818,080
	Tainan Spinning Co., Ltd.	9,741,000	2,333,865
	Taishin Financial Holdings Co., Ltd.	46,043,000	10,379,718
*	Taisun Enterprise Co., Ltd.	1,931,721	537,570
	Taita Chemical Co., Ltd.	1,775,400	402,040
*	Taiwan Business Bank	28,343,549	6,403,827
	Taiwan Cement Corp.	12,306,807	11,757,779
	Taiwan Cooperative Bank	29,226,902	15,806,125
	Taiwan Fire & Marine Insurance Co., Ltd.	1,864,320	915,837
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,117
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	60,702
	Taiwan Glass Industrial Corp.	5,867,741	4,182,370
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,804,980
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	402,429
*	Taiwan Kolin Co., Ltd.	5,797,000	122,693
	Taiwan Line Tek Electronic Co., Ltd.	448,259	319,477
	Taiwan Mask Corp.	2,194,000	777,696
	Taiwan Navigation Co., Ltd.	684,898	1,114,866
*	Taiwan Pulp & Paper Corp.	2,218,000	610,007
	Taiwan Sakura Corp.	1,628,490	619,036
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	317,457
	Taiwan Styrene Monomer Corp.	4,013,856	1,543,072
*	Taiwan Tea Corp.	2,988,381	1,272,340
	Taiyen Biotech Co., Ltd.	1,776,000	839,935
*	Tatung Co., Ltd.	23,096,000	6,162,593
*	Teapo Electronic Corp.	2,496,670	288,708
	Teco Electric & Machinery Co., Ltd.	15,351,834	6,072,909
*	Tecom, Ltd.	1,440,753	589,986
	Test-Rite International Co., Ltd.	1,529,391	769,179
	Tex-Ray Industrial Co., Ltd.	724,000	121,297
	The Ambassador Hotel	996,000	1,132,801
	The First Insurance Co., Ltd.	2,009,064	649,622

	Thye Ming Industrial Co., Ltd.	171,727	127,794
	Ton Yi Industrial Corp.	7,349,810	2,769,212
	Tong Yang Industry Co., Ltd.	850,739	746,021
*	Tong-Hwa Synthetic Fiber Co., Ltd.	317,000	30,041
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,005,660
	TSRC Corp.	1,874,400	2,146,086
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	54,192
	Tung Ho Steel Enterprise Corp.	2,688,555	2,315,605
*	Twinhead International Corp.	1,446,017	141,836
	TYC Brother Industrial Co., Ltd.	1,183,561	755,295
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	463,057
	Tze Shin International Co., Ltd.	934,919	385,019
*	Union Bank of Taiwan	9,266,577	1,728,039
*	Union Insurance Co., Ltd.	189,469	155,294
	Unitech Electronics Co., Ltd.	1,280,174	550,915
	Unitech Printed Circuit Board Corp.	2,466,265	875,043
	United Integration Service Co., Ltd.	986,000	427,911
	United Microelectronics Corp.	106,490,069	40,221,565
	Unity Opto Technology Co., Ltd.	571,125	379,716
*	Universal Cement Corp.	3,644,551	1,502,363
	Universal Microelectronics Co., Ltd.	747,491	248,973
	Universal Scientific Industrial Co., Ltd.	6,522,366	2,086,002
	Universal, Inc.	622,000	285,643
	UPC Technology Corp.	4,912,437	1,742,770
	USI Corp.	4,528,000	1,662,720
	U-TECH Media Corp.	1,566,799	360,325
*	Ve Wong Corp.	1,112,000	608,764
*	Visual Photonics Epitacy Co., Ltd.	94,710	59,090
	Walsin Lihwa Corp.	23,007,412	5,909,441
	Walsin Technology Corp., Ltd.	4,027,876	1,253,733
	Wan Hwa Enterprise Co., Ltd.	1,229,400	467,042
	Waterland Financial Holdings	12,821,080	3,101,694
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	302,240
*	Wei Chuan Food Corp.	1,007,000	820,854
	Weltrend Semiconductor, Inc.	978,994	531,307
*	Winbond Electronics Corp.	29,524,000	5,309,835
	Wintek Corp.	7,268,000	3,341,874
	WPG Holdings Co., Ltd.	1,037,151	860,101
*	Wus Printed Circuit Co., Ltd.	3,003,928	591,434
	Yageo Corp.	26,995,840	6,126,375
	Yang Ming Marine Transport Corp.	9,139,615	3,226,464
	Yeung Cyang Industrial Co., Ltd.	881,196	457,111
*	Yi Jinn Industrial Co., Ltd.	1,376,200	187,574
	Yieh Phui Enterprise Co., Ltd.	9,588,523	3,104,229
	Yosun Industrial Corp.	2,032,539	1,310,686
	Yuanta Financial Holding Co., Ltd.	9,699,422	5,672,539
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,252,986
	Yulon Motor Co., Ltd.	6,427,572	4,091,758
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	58,516
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	583,809
	Yung Tay Engineering Co., Ltd.	2,407,000	1,255,293
	Zig Sheng Industrial Co., Ltd.	4,011,378	580,040

TOTAL — TAIWAN			673,746,036

THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
*	Aapico Hitech PCL (Foreign)	539,800	67,924
*	Adkinson Securities PCL (Foreign)	8,756,728	114,159
	Asia Plus Securities PCL (Foreign)	7,008,500	268,144
*	Asian Property Development PCL (Foreign)	1,911,600	183,115
	Ayudhya Insurance PCL (Foreign)	228,500	75,767
	Bangchak Petroleum PCL (Foreign)	150,000	50,163
	Bangkok Bank PCL (Foreign)	4,481,300	10,890,505
	Bangkok Bank PCL (Foreign) NVDR	4,518,700	10,885,348
	Bangkok Expressway PCL (Foreign)	3,883,500	1,705,944
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	111,615
	Bangkok Insurance PCL (Foreign)	87,880	495,625
*	Bangkok Land PCL (Foreign)	78,669,103	557,383
	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	5,289,005
	Banpu PCL (Foreign)	593,900	4,796,982
	Big C Supercenter PCL (Foreign)	1,279,200	1,513,578
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	930,249
	Capital Nomura Securities PCL (Foreign)	478,400	219,642
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	20,660
	Central Plaza Hotel PCL (Foreign)	5,422,500	467,179
	Ch. Karnchang PCL (Foreign)	720,000	77,132
	Charoen Pokphand Foods PCL (Foreign)	35,010,340	3,294,157
*	Charoong Thai Wire & Cable PCL (Foreign)	724,900	60,811
	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,628,970
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	767,464
	Erawan Group PCL (Foreign)	4,288,950	161,664
*	G J Steel PCL (Foreign)	124,232,100	563,331
	GMM Grammy PCL (Foreign)	338,100	119,775
*	Golden Land Property PCL (Foreign)	232,500	10,872
*	Golden Land Property PCL (Foreign) NVDR	570,000	26,654
	Hana Microelectronics PCL (Foreign)	1,555,000	533,244
	Hermraj Land & Development PCL (Foreign)	64,383,100	985,316
*	ICC International PCL (Foreign)	2,710,500	3,235,931
*	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	1,005,072
	Jasmine International PCL (Foreign)	41,666,800	448,728
	Kang Yong Electric PCL (Foreign)	236,200	274,457
	Kasikornbank PCL (Foreign)	1,505,300	2,389,026
	Kasikornbank PCL (Foreign) NVDR	164,500	244,757
	KGI Securities One PCL (Foreign)	11,756,100	313,185
#	Kiatnakin Finance PCL (Foreign)	2,815,900	1,133,223
	Krung Thai Bank PCL (Foreign)	33,380,400	5,013,919
	Krungthai Card PCL (Foreign)	1,326,700	259,437
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	916,872
	Lalin Property PCL (Foreign)	4,561,600	193,918
	Land & Houses PCL (Foreign)	559,510	65,013
	Land & Houses PCL (Foreign) NVDR	3,647,800	396,983
*	Loxley PCL (Foreign)	7,775,300	440,714

	MBK Development PCL (Foreign)	888,800	1,309,837
	MK Real Estate Development PCL (Foreign)	5,772,100	217,568
	Modernform Group PCL (Foreign)	46,000	36,829
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	411,064
	Noble Development PCL (Foreign)	2,425,600	184,231
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	607,927
	Polyplex PCL (Foreign)	5,424,000	673,292
	Pranda Jewelry PCL (Foreign)	610,000	61,545
	Precious Shipping PCL	320,400	115,320
	Property Perfect PCL (Foreign)	3,707,900	313,151
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	2,046,737
	PTT Chemical PCL (Foreign)	3,076,810	3,662,350
*	Quality Houses PCL (Foreign)	34,270,900	1,058,673
*	Regional Container Lines PCL (Foreign)	5,884,700	1,150,756
	Rojana Industrial Park PCL (Foreign)	92,600	9,815
*	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,571,795
*	Saha Pathanapibul PCL (Foreign)	1,594,833	822,615
	Saha-Union PCL (Foreign)	2,976,400	1,138,767
	Sahaviriya Steel Industries PCL (Foreign)	68,900,700	800,603
	Sansiri PCL (Foreign)	9,982,900	577,161
	SC Asset Corp. PCL (Foreign)	1,345,200	263,055
	Seamico Securities PCL (Foreign)	5,788,600	292,014
	Serm Suk PCL (Foreign) NVDR	39,000	10,445
*	Shinawatra Satellite PCL (Foreign)	5,868,900	685,273
	Siam City Bank PCL (Foreign)	2,563,700	722,936
	Siam Commercial Bank PCL (Foreign)	4,475,800	7,642,538
	Siam Industrial Credit PCL (Foreign)	1,840,950	107,478
	Siam Makro PCL (Foreign)	331,200	645,317
*	Sino-Thai Engineering & Construction PCL (Foreign)	4,580,400	490,688
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	312,927
	Supalai PCL (Foreign)	8,329,366	557,101
*	SVOA PCL (Foreign)	4,744,000	86,047
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	510,096
	Thai Oil PCL (Foreign)	2,300,000	2,102,168
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,845,853
	Thai Rayon PCL (Foreign)	165,000	114,567
*	Thai Rung Union Car PCL (Foreign)	5,386,250	259,505
	Thai Union Frozen Products PCL (Foreign)	1,173,600	731,733
*	Thai Wacoal PCL (Foreign)	93,300	102,462
	Thanachart Capital PCL (Foreign)	6,228,800	1,977,117
	The Siam Cement PCL (Foreign) NVDR	377,100	1,293,159
	Thoresen Thai Agencies PCL (Foreign)	2,560,800	1,190,226
* #	Ticon Industrial Connection PCL (Foreign)	105,200	21,019
*	Tipco Asphalt PCL (Foreign)	403,856	132,768
	Tisco Financial Group PCL (Foreign)	1,041,700	419,219
*	TMB Bank PCL (Foreign)	103,415,816	1,641,288
*	Total Access Communication PCL (Foreign)	1,264,380	897,710
*	TPI Polene PCL (Foreign)	9,987,124	973,663
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	149,048
	Univentures PCL (Foreign)	3,481,400	140,105
	Vanachai Group PCL (Foreign)	9,076,500	354,983
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	102,296
	Vinythai PCL (Foreign)	5,213,817	664,933
TOTAL COMMON STOCKS			107,413,385

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	21,384
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	1,130
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	3,980,100	—
TOTAL RIGHTS/WARRANTS			22,514

TOTAL — THAILAND			107,435,899

TURKEY — (2.1%)
COMMON STOCKS — (2.1%)
*	Adana Cimento Sanayi Ticaret A.S.	425,898	140,809
	Akbank T.A.S.	3,719,088	14,366,008
*	Akcansa Cimento Sanayi ve Ticaret A.S.	94,000	205,551
*	Akenerji Elektrik Uretim A.S.	201,755	1,040,510
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	1,041,851
	Aksigorta A.S.	771,674	1,549,353
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	146,639
	Alarko Holding A.S.	978,679	1,331,812
	Alkim Alkali Kimya A.S.	55,205	161,191
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	253,769
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,068,951	1,391,354
*	Anadolu Cam Sanayii A.S.	1,486,816	1,194,714
	Anadolu Hayat Sigorta A.S.	299,133	326,150
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	142,987
	Arcelik A.S	457,818	767,985
*	Asya Katilim Bankasi A.S.	1,198,411	1,144,377
*	Ayen Enerji A.S.	415,323	514,894
	Aygaz A.S.	1,118,602	1,652,830
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	242,160
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	562,428
*	Bati Anabolu Cimento A.S.	255,022	929,913
*	Beko Elektronik A.S.	283,333	109,572
	BIM BirlesikMagazalar A.S.	9,033	246,744
*	Bolu Cimento Sanayii A.S.	802,283	811,470
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	436,626
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	833,053
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	277,648
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	197,197
	Bursa Cimento Fabrikasi A.S.	8,256	28,299
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	402,142	230,820
*	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	1,271,012
	Coca-Cola Icecek A.S.	10,186	47,694
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	112,381
*	Dogan Gazetecilik A.S.	194,389	171,300
*	Dogan Sirketler Grubu Holding A.S.	9,177,648	3,684,088
*	Dogan Yayin Holding A.S.	121,662	50,416

	Dogus Otomotiv Servis ve Ticaret A.S.	52,000	88,151
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	339,824	262,586
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	16,678
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	880,692	665,285
	Enka Insaat ve Sanayi A.S.	43,367	184,552
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,335,662	12,945,401
	Ford Otomotiv Sanayi A.S.	53,500	178,986
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	179,803
*	Global Yatirim Holding A.S.	1,275,893	311,028
*	Goldas Kuyumculuk Sanayi A.S.	552,019	319,773
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	433,374
*	Goodyear Lastikleri T.A.S.	77,420	364,551
*	GSD Holding A.S.	2,225,362	652,029
	Gubre Fabrikalari Ticaret A.S.	43,641	165,814
	Gunes Sigorta A.S.	439,694	381,174
	Hektas Ticaret T.A.S.	380,059	196,539
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	121,662	52,493
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	29,366
*	Ihlas Holding A.S.	2,158,431	403,901
	Izmir Demir Celik Sanayii A.S.	661,228	777,805
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	994,715
	Karton Sanayi ve Ticaret A.S.	9,078	339,681
*	Koc Holding A.S. Series B	2,403,593	4,386,999
	Konya Cimento Sanayii A.S.	6,740	195,623
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,006,611	1,005,672
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	754,964
*	Marmari Marti Otel Isletmeleri A.S.	869,614	309,236
	Marshall Boya ve Vernik Sanayii A.S.	27,295	128,889
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	244,028
*	Multu Aku ve Malzemeleri Sanayi A.S.	249,949	189,855
*	Net Holding A.S.	1,239,663	324,961
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	419,547
	Nortel Networks Netas Telekomuenikasyon A.S.	41,707	382,299
	Otobus Karoseri Sanayi A.S.	51,460	359,793
*	Parsan Makina Parcalari Sanayii A.S.	350,178	239,386
*	Petkim Petrokimya Holding A.S.	217,250	627,663
	Pinar Entegre Et ve Un Sanayi A.S.	231,479	369,787
	Pinar Sut Mamulleri Sanayii A.S.	48,128	92,653
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,892
*	Sabah Yayincilik A.S.	31,938	75,841
*	Sanko Pazarlama Ithalat Ihracat A.S.	107,831	163,830
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	717,452
*	Sekerbank T.A.S.	1,552,724	1,489,768
*	Tat Konserve Sanayii A.S.	602,024	557,154
*	Tekfen Holding A.S.	212,000	456,323
*	Tekstil Bankasi A.S.	931,412	324,622
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	156,597	264,255

*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	239,397	261,801
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	928,999
*	Trakya Cam Sanayii A.S.	2,046,874	1,441,827
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,566,615
	Turcas Petrol A.S.	280,000	560,830
*	Turk Ekonomi Bankasi A.S.	743,000	431,630
*	Turk Sise ve Cam Fabrikalari A.S.	3,231,816	2,521,878
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,861,820
*	Turkiye Garanti Bankasi A.S.	7,964,802	16,698,875
	Turkiye Is Bankasi A.S.	3,033,727	8,758,473
*	Turkiye Sinai Kalkinma Bankasi A.S.	884,219	513,390
	Turkiye Vakiflar Bankasi T.A.O.	2,296,700	2,600,392
	Ulker Biskuvi Sanayi A.S.	741,800	1,102,970
*	USAS Ucak Servisi A.S.	134,650	108,347
*	Uzel Makina Sanayii A.S.	275,042	134,062
*	Vestel Elektronik Sanayi ve Ticaret A.S.	859,088	759,136
	Yapi Kredi Finansal Kiralama A.S.	45,196	72,634
*	Yapi ve Kredi Bankasi A.S.	4,431,636	5,983,090
*	Zorlu Enerji Elektrik Uretim A.S.	396,846	703,880
TOTAL COMMON STOCKS			118,653,432

RIGHTS/WARRANTS — (0.0%)
*	Deva Holding A.S. Rights 05/05/09	64,250	136,510

TOTAL — TURKEY			118,789,942

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $15,665,000 FHLMC 5.50%, 06/01/38, valued at $15,573,452) to be repurchased at $15,339,081	$15,339	15,339,000

		Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§ @	DFA Short Term Investment Fund LP	654,780,649	654,780,649

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $387,586) to be repurchased at $379,988	$380	379,986
TOTAL SECURITIES LENDING COLLATERAL			655,160,635

TOTAL INVESTMENTS - (100.0%) (Cost $6,206,263,533)			$5,663,821,177

See accompanying Notes to Financial Statements.

(b)           Not applicable.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)        Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)(1)   This item is not applicable.

(a)(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)   This item is not applicable.

(b)        Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date: July 8, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date: July 8, 2009